Schedule of Investments (unaudited)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Affirm Asset Securitization Trust, Series 2026- X1, Class C, 4.82%, 04/15/31(a)	USD	925	$ 921,609
Affirm Master Trust, Series 2026-3A, Class C, 5.18%, 08/15/34(a)		925	921,549
PRET LLC, Series 2026-RN2, Class A1, 5.77%, 07/25/56(a)(b)		2,730	2,720,088
Total Asset-Backed Securities — 0.2% (Cost: $4,579,740)			4,563,246

	Shares
Common Stocks
Aerospace & Defense — 1.0%
BAE Systems PLC	171,825	4,714,138
Curtiss-Wright Corp.	719	418,839
General Dynamics Corp.	317	117,718
HEICO Corp., Class A	208	50,787
Lockheed Martin Corp.	6,732	3,778,200
Mercury Systems, Inc.(c)	648	56,590
Northrop Grumman Corp.	2,012	1,085,877
Rolls-Royce Holdings PLC	85,318	1,734,017
RTX Corp.	16,991	3,529,541
Safran SA	6,625	2,589,316
Thales SA	2,708	768,058
		18,843,081
Air Freight & Logistics — 0.3%
DHL AG, Registered Shares	26,421	1,716,161
Expeditors International of Washington, Inc.	375	71,119
FedEx Corp.	5,400	1,767,960
United Parcel Service, Inc., Class B	15,635	1,629,636
		5,184,876
Automobile Components — 0.3%
BorgWarner, Inc.	35,882	2,302,189
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,600	18,668
Denso Corp.	125,100	1,501,831
Lear Corp.	2,033	254,105
Sumitomo Electric Industries Ltd.	45,200	625,929
		4,702,722
Automobiles — 0.5%
BYD Co. Ltd., Class A	1,500	19,695
BYD Co. Ltd., Class H	11,300	124,728
Geely Automobile Holdings Ltd.	304,000	680,730
General Motors Co.	2,104	181,617
Mercedes-Benz Group AG, Class N	493	26,980
Porsche Automobil Holding SE, Preference Shares, NVS	2,052	67,545
Tesla, Inc.(c)	23,395	8,608,190
		9,709,485
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA	16,732	484,098
Banco Santander SA	151,495	2,216,949
Bank Central Asia Tbk PT	4,202,100	1,533,965
Bank Hapoalim BM	8,026	207,234
Bank Leumi Le-Israel BM	969	24,704
Bank Mandiri Persero Tbk PT	1,383,200	330,057
Bank Negara Indonesia Persero Tbk PT	144,900	31,541
Bank of America Corp.	141,707	8,777,332
Bank of Nova Scotia (The)	25,246	2,311,021
Bank Polska Kasa Opieki SA	5,295	368,510
Security	Shares	Value
Banks (continued)
Bank Rakyat Indonesia Persero Tbk PT	3,870,000	$ 709,831
Barclays PLC	94,647	627,699
BNP Paribas SA	24,081	2,867,025
Canadian Imperial Bank of Commerce	7,761	880,900
Citigroup, Inc.	25,701	3,382,766
Citizens Financial Group, Inc.	15,453	1,064,248
Credit Agricole SA	83,215	1,788,415
Danske Bank A/S	30,729	1,776,278
DBS Group Holdings Ltd.	84,900	5,162,894
First Horizon Corp.	37,965	923,309
FNB Corp.	14,491	264,171
Grupo Cibest SA	6,422	169,301
Grupo Financiero Banorte SAB de CV, Class O	15,681	177,795
Huntington Bancshares, Inc.	6,845	114,209
Intesa Sanpaolo SpA	509,573	4,014,517
Israel Discount Bank Ltd., Class A	13,299	151,990
JPMorgan Chase & Co.	20,966	7,464,315
KB Financial Group, Inc.	4,839	607,023
Mitsubishi UFJ Financial Group, Inc.	197,100	4,493,612
National Australia Bank Ltd.	15,304	422,381
NatWest Group PLC	64,768	588,907
Popular, Inc.	589	99,064
Powszechna Kasa Oszczednosci Bank Polski SA	4,736	144,815
Societe Generale SA	11,869	999,800
Standard Chartered PLC	19,670	571,260
Sumitomo Mitsui Trust Group, Inc.	246,500	2,728,822
U.S. Bancorp	72,493	4,464,119
UniCredit SpA	19,878	1,940,095
Wells Fargo & Co.	14,570	1,258,702
		66,143,674
Beverages — 0.2%
Ambev SA	305,004	887,661
Anheuser-Busch InBev SA/NV	4,121	326,112
Coca-Cola Femsa SAB de CV	6,013	66,854
PepsiCo, Inc.	15,251	2,140,325
Pernod Ricard SA	337	25,201
Tsingtao Brewery Co. Ltd., Class A	3,800	28,675
Tsingtao Brewery Co. Ltd., Class H	6,000	31,134
		3,505,962
Biotechnology — 0.9%
AbbVie, Inc.	16,679	4,276,829
Amgen, Inc.	5,526	2,375,517
Argenx SE(c)	101	103,680
Biogen, Inc.(c)	1,360	294,644
BioMarin Pharmaceutical, Inc.(c)	6,539	426,539
BioNTech SE, ADR(c)	4,023	408,777
Chongqing Zhifei Biological Products Co. Ltd., Class A(c)	65,000	132,044
CSL Ltd.	8,092	991,189
Exelixis, Inc.(c)	7,818	427,176
Genmab A/S(c)	1,891	624,920
Gilead Sciences, Inc.	14,159	2,072,028
Hugel, Inc.(c)	1,468	270,099
Innovent Biologics, Inc.(a)(c)	45,500	600,139
Neurocrine Biosciences, Inc.(c)	2,560	394,317
PharmaResearch Co. Ltd.	409	127,180
Regeneron Pharmaceuticals, Inc.	1,452	1,160,264
United Therapeutics Corp.(c)	453	231,202
Vertex Pharmaceuticals, Inc.(c)	1,409	767,229
		15,683,773

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Broadline Retail — 1.3%
Alibaba Group Holding Ltd.	113,200	$ 1,618,168
Amazon.com, Inc.(c)	83,674	21,735,995
Etsy, Inc.(c)	1,147	93,285
Global-e Online Ltd.(c)	9,566	357,290
JD.com, Inc., Class A	20,500	289,864
		24,094,602
Building Products — 0.1%
Assa Abloy AB, Class B	3,279	122,019
Johnson Controls International PLC	12,107	1,673,672
		1,795,691
Capital Markets — 1.7%
B3 SA - Brasil Bolsa Balcao	409,058	1,286,805
Brookfield Corp., Class A	884	36,407
Charles Schwab Corp. (The)	52,833	5,802,120
China International Capital Corp. Ltd., Class A	218,000	1,126,171
Coinbase Global, Inc., Class A(c)	1,855	348,963
Goldman Sachs Group, Inc. (The)	4,552	4,669,897
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,420	150,622
IG Group Holdings PLC	2,965	56,246
Intercontinental Exchange, Inc.	9,411	1,512,348
Jefferies Financial Group, Inc.	6,242	328,579
London Stock Exchange Group PLC	1,436	174,055
Macquarie Group Ltd.	33,284	5,968,751
Morgan Stanley	41,338	8,818,222
Nasdaq, Inc.	863	85,101
TMX Group Ltd.	10,288	401,068
XP, Inc., Class A	4,305	78,480
		30,843,835
Chemicals — 0.5%
Air Products & Chemicals, Inc.	10,056	3,111,930
Albemarle Corp.	8,900	1,201,233
Ganfeng Lithium Group Co. Ltd., Class A	40,500	324,325
Ganfeng Lithium Group Co. Ltd., Class H(a)	12,000	62,366
KCC Corp.	855	293,881
LG Chem Ltd.	3,484	710,392
Nitto Denko Corp.	38,200	834,246
Orica Ltd.	36,230	576,143
Shanghai Putailai New Energy Technology Group Co. Ltd., Class A	11,800	41,260
Shin-Etsu Chemical Co. Ltd.	22,500	842,415
SKC Co. Ltd.(c)	295	19,295
Sumitomo Chemical Co. Ltd.	226,600	806,540
Tokyo Ohka Kogyo Co. Ltd.	800	42,597
Wanhua Chemical Group Co. Ltd., Class A	5,300	60,134
Yunnan Energy New Material Group Co. Ltd., Class A(c)	7,200	57,072
Zhejiang NHU Co. Ltd., Class A	13,100	52,687
		9,036,516
Commercial Services & Supplies — 0.1%
Brambles Ltd.	13,592	190,235
Element Fleet Management Corp.	13,185	250,676
Republic Services, Inc.	1,823	402,737
Tetra Tech, Inc.	2,718	98,229
Waste Management, Inc.	255	55,825
		997,702
Communications Equipment — 0.6%
Accton Technology Corp.	4,000	256,090
Arcadyan Technology Corp.	43,000	214,033
Ciena Corp.(c)	505	193,314
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	33,029	$ 3,649,374
Lumentum Holdings, Inc.(c)	3,050	2,790,018
Motorola Solutions, Inc.	5,839	2,833,667
Nokia Oyj	100,012	1,017,175
Telefonaktiebolaget LM Ericsson, B Shares	1,679	17,005
		10,970,676
Construction & Engineering — 0.9%
ACS Actividades de Construccion y Servicios SA	3,277	387,736
AECOM	41,391	2,790,995
EMCOR Group, Inc.	465	341,561
Kajima Corp.	800	24,117
MasTec, Inc.(c)	12,331	2,956,727
Obayashi Corp.	58,300	1,087,437
Quanta Services, Inc.	5,172	3,139,870
Samsung E & A Co. Ltd.	19,917	682,745
Skanska AB, B Shares	12,502	354,705
Stantec, Inc.	32,340	2,357,918
Sunway Construction Group Bhd	128,600	261,327
United Integrated Services Co. Ltd.	16,000	534,535
Vinci SA	698	91,514
WSP Global, Inc.	2,698	366,462
		15,377,649
Construction Materials — 0.1%
Holcim AG	12,004	1,052,667
Consumer Finance — 0.5%
Ally Financial, Inc.	4,572	192,984
American Express Co.	25,255	8,338,443
Gentera SAB de CV	9,291	22,227
		8,553,654
Consumer Staples Distribution & Retail — 0.7%
Alimentation Couche-Tard, Inc.	2,765	166,524
Costco Wholesale Corp.	10,000	9,438,900
Dino Polska SA(a)(c)	5,013	48,376
Dollar General Corp.	1,784	226,122
E-MART, Inc.	817	44,260
Empire Co. Ltd., Class A, NVS	1,399	48,321
George Weston Ltd.	2,330	163,476
Kobe Bussan Co. Ltd.	2,200	38,976
Koninklijke Ahold Delhaize NV	4,654	165,689
Tesco PLC	207,038	1,281,754
Walmart, Inc.	14,669	1,538,338
		13,160,736
Containers & Packaging — 0.1%
Ball Corp.	8,685	546,894
Crown Holdings, Inc.	14,556	1,694,173
		2,241,067
Diversified REITs — 0.0%
Mirvac Group	193,326	251,924
Diversified Telecommunication Services — 1.1%
AT&T Inc.	31,170	806,991
Cellnex Telecom SA(a)	1,070	32,816
Deutsche Telekom AG, Registered Shares	102,519	3,369,158
Koninklijke KPN NV	212,994	1,022,585
Orange SA	14,769	264,272
Singapore Telecommunications Ltd.	23,300	83,083
Space Exploration Technologies Corp., Class A(c)	39,754	5,712,252
Sunrise Communications AG, Class A	1,730	91,186
Telefonica Brasil SA	74,923	433,498
Telia Co. AB	15,270	69,432

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Telstra Group Ltd.	10,239	$ 34,235
Verizon Communications, Inc.	156,485	7,827,380
		19,746,888
Electric Utilities — 0.4%
Cia Paranaense de Energia - Copel	88,588	254,059
Duke Energy Corp.	3,121	374,239
EDP SA	499,056	2,710,084
Enel SpA	36,072	394,461
Exelon Corp.	853	37,293
NextEra Energy, Inc.	24,058	1,980,936
NRG Energy, Inc.	8,988	989,758
Terna - Rete Elettrica Nazionale	26,588	300,691
		7,041,521
Electrical Equipment — 1.2%
ABB Ltd., Registered Shares	82,301	8,059,368
AMETEK, Inc.	19,132	4,499,272
Bloom Energy Corp., Class A(c)	361	74,474
Contemporary Amperex Technology Co. Ltd., Class A	45,200	2,443,148
Dajin Heavy Industry Co. Ltd., Class A	4,900	25,686
Emerson Electric Co.	6,229	949,549
EnerSys	606	111,419
GE Vernova, Inc.	896	805,083
Generac Holdings, Inc.(c)	102	18,909
Goldwind Science & Technology Co. Ltd., Class H	13,800	16,729
LS Corp.	612	138,470
Prysmian SpA	2,762	386,064
Siemens Energy AG	24,009	3,954,465
Suzhou Maxwell Technologies Co. Ltd., Class A	1,900	62,892
Vestas Wind Systems A/S	26,247	870,370
		22,415,898
Electronic Equipment, Instruments & Components — 0.8%
Chroma ATE, Inc.	43,000	2,657,906
Delta Electronics, Inc.	21,000	1,218,311
Elite Material Co. Ltd.	1,000	172,760
Flex Ltd.(c)	11,620	1,269,485
Hamamatsu Photonics KK	6,000	88,430
Hon Hai Precision Industry Co. Ltd.	40,000	315,072
Horiba Ltd.	200	29,136
Jabil, Inc.	3,304	1,008,579
Keysight Technologies, Inc.(c)	6,101	1,968,793
LG Innotek Co. Ltd.	497	231,227
Murata Manufacturing Co. Ltd.	22,400	995,459
Primax Electronics Ltd.	87,000	162,883
Samsung Electro-Mechanics Co. Ltd.	438	461,926
TDK Corp.	1,000	19,149
TE Connectivity PLC	19,259	3,952,910
Tripod Technology Corp.	7,000	109,509
Unimicron Technology Corp.	10,000	314,692
Yageo Corp.	8,000	137,354
		15,113,581
Energy Equipment & Services — 0.1%
Halliburton Co.	70,110	2,583,554
Entertainment — 0.3%
NC Corp.	327	53,557
Netflix, Inc.(c)	48,600	3,939,030
Spotify Technology SA(c)	136	73,932
Walt Disney Co. (The)	4,452	478,813
		4,545,332
Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(c)	3,799	1,914,810
Security	Shares	Value
Financial Services (continued)
Fidelity National Information Services, Inc.	1,340	$ 54,632
FirstRand Ltd.	18,756	111,024
Mastercard, Inc., Class A	6,727	3,964,288
Visa, Inc., Class A	2,743	1,040,612
		7,085,366
Food Products — 0.4%
AVI Ltd.	27,839	147,201
China Mengniu Dairy Co. Ltd.	217,000	500,722
Chocoladefabriken Lindt & Spruengli AG, NVS	5	54,103
Conagra Brands, Inc.	65,634	1,051,457
Darling Ingredients, Inc.(c)	7,750	513,592
General Mills, Inc.	5,574	229,649
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	30,200	119,080
MBRF Global Foods Co. SA	23,543	82,376
Minerva SA	40,563	29,983
Nestle SA, Registered Shares	24,186	2,352,680
Tyson Foods, Inc., Class A	34,156	1,883,362
Uni-President China Holdings Ltd.	113,000	106,968
WH Group Ltd.(a)	74,000	69,853
		7,141,026
Gas Utilities — 0.1%
Brookfield Infrastructure Corp., Class A	5,761	220,597
ENN Energy Holdings Ltd.	226,500	1,432,964
		1,653,561
Ground Transportation — 0.1%
Canadian National Railway Co.	17,312	2,161,580
TFI International, Inc.	199	26,738
		2,188,318
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories	32,588	3,596,412
Boston Scientific Corp.(c)	44,763	2,162,053
EssilorLuxottica SA	552	102,439
Hoya Corp.	6,100	934,069
Koninklijke Philips NV	16,221	431,906
Shanghai United Imaging Healthcare Co. Ltd., Class A	12,108	188,196
		7,415,075
Health Care Providers & Services — 0.8%
Cardinal Health, Inc.	4,759	1,116,557
Cigna Group (The)	9,102	2,512,880
CVS Health Corp.	782	73,438
Elevance Health, Inc.	2,969	1,165,451
HCA Healthcare, Inc.	3,851	1,596,047
KPJ Healthcare Bhd	94,600	63,443
McKesson Corp.	3,573	3,163,248
Tenet Healthcare Corp.(c)	1,779	473,054
UnitedHealth Group, Inc.	11,177	4,352,435
		14,516,553
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	405	20,772
Healthpeak Properties, Inc.	18,362	382,297
		403,069
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc., Class A(c)	24,952	4,571,705
Aramark	307	17,287
Aristocrat Leisure Ltd.	57,861	2,515,823
Booking Holdings, Inc.	18,473	3,677,790
Chipotle Mexican Grill, Inc.(c)	11,923	453,432
MakeMyTrip Ltd.(c)	3,737	217,718

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	1,485	$ 391,357
Meituan, Class B(a)(c)	85,870	859,070
		12,704,182
Household Durables — 0.6%
DR Horton, Inc.	5,063	731,907
Haier Smart Home Co. Ltd., Class H	6,400	17,466
NVR, Inc.(c)	233	1,471,449
Panasonic Holdings Corp.	2,000	55,768
Sony Group Corp.	343,900	8,498,103
		10,774,693
Household Products — 0.6%
Colgate-Palmolive Co.	1,170	105,089
Procter & Gamble Co. (The)	68,100	9,882,672
		9,987,761
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp.	2,704	87,054
China Yangtze Power Co. Ltd., Class A	13,000	54,355
Northland Power, Inc.	28,796	430,917
Orsted AS(a)(c)	1,641	34,562
ReNew Energy Global PLC, Class A(c)	30,997	210,779
RWE AG	54,931	3,736,250
Vistra Corp.	2,605	357,849
		4,911,766
Industrial Conglomerates — 0.8%
3M Co.	15,070	2,589,478
CJ Corp.	3,085	291,915
Hanwha Corp.	511	50,298
Hanwha Machinery & Service Holdings Co. Ltd.(c)	822	4,398
Hitachi Ltd.	84,600	2,872,066
Honeywell International, Inc.	6,844	1,461,399
Samsung C&T Corp.	384	104,484
Siemens AG, Registered Shares	16,169	5,360,161
Smiths Group PLC	47,362	1,655,287
		14,389,486
Industrial REITs — 0.0%
Prologis, Inc.	314	43,935
Insurance — 1.6%
AIA Group Ltd.	638,000	6,167,929
Allianz SE, Registered Shares	13,151	6,858,450
American Financial Group, Inc.	126	17,961
AXA SA	147,383	7,358,958
Fairfax Financial Holdings Ltd.	11	17,936
MetLife, Inc.	59,740	5,685,456
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	120	72,131
NN Group NV	18,581	1,679,877
Ping An Insurance Group Co. of China Ltd., H Shares	78,000	559,459
Travelers Cos., Inc. (The)	1,403	513,400
Zurich Insurance Group AG, Class N	641	469,075
		29,400,632
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A	55,220	18,738,907
Alphabet, Inc., Class C, NVS	41,605	13,954,733
Kunlun Tech Co. Ltd., Class A(c)	19,100	124,781
Meta Platforms, Inc., Class A	16,318	9,339,444
NAVER Corp.	2,483	392,478
Nebius Group NV, Class A(c)	1,783	367,869
Tencent Holdings Ltd.	130,600	7,501,035
		50,419,247
Security	Shares	Value
IT Services — 0.6%
Accenture PLC, Class A	21,125	$ 4,008,680
Capgemini SE	689	85,706
CGI, Inc., Class A	8,945	673,545
Cognizant Technology Solutions Corp., Class A	326	21,053
CoreWeave, Inc., Class A(c)	2,402	203,906
Fujitsu Ltd.	77,700	1,865,301
NEC Corp.	97,900	2,985,193
Otsuka Corp.	1,200	27,102
Quantinuum, Inc., Class A(c)	3,478	174,248
Shopify, Inc., Class A(c)	5,479	807,529
Twilio, Inc., Class A(c)	615	144,912
		10,997,175
Leisure Products — 0.0%
Hasbro, Inc.	1,980	186,318
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	4,029	618,693
Danaher Corp.	4,190	894,816
Hangzhou Tigermed Consulting Co. Ltd., Class A	3,000	23,565
Illumina, Inc.(c)	434	92,716
IQVIA Holdings, Inc.(c)	5,046	1,317,965
Lonza Group AG, Registered Shares	371	264,395
Mettler-Toledo International, Inc.(c)	259	363,931
QIAGEN NV	4,161	179,654
QIAGEN NV	6,905	298,918
Thermo Fisher Scientific, Inc.	5,069	3,128,080
West Pharmaceutical Services, Inc.	185	63,105
		7,245,838
Machinery — 0.5%
Caterpillar, Inc.	6,882	5,488,189
Cummins, Inc.	31	17,496
HD Construction Equipment Co. Ltd.	850	82,487
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	236	59,880
Illinois Tool Works, Inc.	406	111,800
Mitsubishi Heavy Industries Ltd.	68,400	1,657,503
Parker-Hannifin Corp.	43	42,116
Sumitomo Heavy Industries Ltd.	500	17,915
VAT Group AG(a)	89	66,099
Wartsila Oyj Abp	23,235	750,547
Weichai Power Co. Ltd., Class A	175,000	705,913
		8,999,945
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd., Class A	30,700	77,670
Kuehne + Nagel International AG, Registered Shares	367	97,831
Star Bulk Carriers Corp.	9,960	307,465
		482,966
Media — 0.1%
CyberAgent, Inc.	8,800	74,605
Focus Media Information Technology Co. Ltd., Class A	486,300	359,565
Fox Corp., Class B	6,646	400,222
Informa PLC	129,369	1,560,109
Publicis Groupe SA	958	112,379
		2,506,880
Metals & Mining — 0.9%
Aluminum Corp. of China Ltd., H Shares	18,000	19,643
Anglo American PLC	5,454	310,033
Antofagasta PLC	540	28,812
Barrick Mining Corp.	19,453	872,469
BlueScope Steel Ltd.	23,771	528,071

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Capstone Copper Corp.(c)	28,861	$ 334,850
Cleveland-Cliffs, Inc.(c)	1,985	22,927
First Quantum Minerals Ltd.(c)	6,373	211,981
Fortescue Ltd.	43,488	550,490
Freeport-McMoRan, Inc.	36,909	2,795,488
Hyundai Steel Co.	15,977	353,495
Newmont Corp.	28,552	3,599,265
POSCO Holdings, Inc.	351	86,536
Rio Tinto PLC	1,888	193,511
Sinomine Resource Group Co. Ltd., Class A	8,000	64,107
South32 Ltd.	407,942	1,500,914
Vale SA	14,441	218,139
Valterra Platinum Ltd.	1	85
Western Superconducting Technologies Co. Ltd., Class A	8,993	66,764
Wheaton Precious Metals Corp.	25,647	3,865,509
		15,623,089
Multi-Utilities — 0.3%
Algonquin Power & Utilities Corp.	3,122	17,683
Atco Ltd., Class I, NVS	10,362	556,249
Consolidated Edison, Inc.	6,409	685,891
DTE Energy Co.	556	75,410
Engie SA	75,177	2,147,508
Public Service Enterprise Group, Inc.	12,787	937,671
		4,420,412
Oil, Gas & Consumable Fuels — 2.1%
Aker BP ASA	19,990	767,007
BP PLC	87,214	623,824
Canadian Natural Resources Ltd.	2,435	122,088
Cheniere Energy, Inc.	2,349	685,180
Chevron Corp.	52,242	10,769,166
Enbridge, Inc.	29,896	1,514,699
ENEOS Holdings, Inc.	308,500	2,572,255
EOG Resources, Inc.	14,388	2,085,684
ExxonMobil Holdings Corp.	29,787	4,794,218
ORLEN SA	602	24,892
Phillips 66	169	41,672
Repsol SA	67,406	2,149,887
Santos Ltd.	326,927	1,906,614
Shell PLC	195,085	8,938,058
Suncor Energy, Inc.	4,594	307,371
Valero Energy Corp.	2,959	1,062,044
		38,364,659
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	910	70,980
Pharmaceuticals — 1.7%
Astellas Pharma, Inc.	14,900	220,911
AstraZeneca PLC	13,404	2,160,965
Bristol-Myers Squibb Co.	52,287	3,493,295
Daiichi Sankyo Co. Ltd.	94,200	1,686,966
Eli Lilly & Co.	4,699	5,435,474
GSK PLC	41,475	1,043,079
Ipsen SA	752	142,422
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	49,600	340,068
Johnson & Johnson	16,016	4,257,854
Merck & Co., Inc.	2,090	308,818
Novartis AG, Registered Shares	1,498	227,848
Ono Pharmaceutical Co. Ltd.	103,100	1,582,377
Pfizer, Inc.	279,151	7,944,637
Sanofi SA	21,182	1,883,271
Sino Biopharmaceutical Ltd.	145,000	100,532
Security	Shares	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd.	4,100	$ 148,225
UCB SA	496	124,161
		31,100,903
Professional Services — 0.5%
ALS Ltd.	1,193	18,956
Computershare Ltd.	4,629	131,793
Equifax, Inc.	108	20,429
Intertek Group PLC	21,159	1,662,555
Jacobs Solutions, Inc.	9,058	1,350,095
Recruit Holdings Co. Ltd.	8,900	1,007,958
SGS SA, Registered Shares	938	107,511
Thomson Reuters Corp.	33,553	3,597,031
Wolters Kluwer NV, Class C	13,470	1,108,123
		9,004,451
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(c)	1,096	159,808
Mitsui Fudosan Co. Ltd.	235,000	2,222,921
Tokyu Fudosan Holdings Corp.	10,400	86,312
		2,469,041
Residential REITs — 0.0%
Canadian Apartment Properties REIT	1,349	31,731
Retail REITs — 0.0%
Link REIT	16,300	80,334
RioCan REIT	32,359	486,570
		566,904
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(c)	13,759	6,476,637
Advantest Corp.	2,900	606,934
Analog Devices, Inc.	6,375	2,308,643
Applied Materials, Inc.	11,305	5,182,099
ASE Technology Holding Co. Ltd.	43,000	792,093
ASM International NV	761	715,695
ASML Holding NV	4,538	7,696,600
ASPEED Technology, Inc.	9,900	5,009,349
BE Semiconductor Industries NV	330	75,135
Broadcom, Inc.	36,885	13,659,991
Cirrus Logic, Inc.(c)	400	43,804
Disco Corp.	500	179,497
Elan Microelectronics Corp.	66,000	281,949
Hangzhou First Applied Material Co. Ltd., Class A	182,300	414,757
Hanmi Semiconductor Co. Ltd.	152	24,254
Ingenic Semiconductor Co. Ltd., Class A	4,900	101,847
Intel Corp.(c)	35,751	3,200,072
King Yuan Electronics Co. Ltd.	25,200	203,945
Kioxia Holdings Corp.(c)	2,800	865,743
KLA Corp.	4,743	832,159
Lam Research Corp.	18,059	5,444,608
LEENO Industrial, Inc.	565	27,378
Loongson Technology Corp. Ltd., Class A(c)	9,545	153,209
MediaTek, Inc.	11,000	1,360,964
Microchip Technology, Inc.	676	49,652
Micron Technology, Inc.	8,827	8,462,710
Nanya Technology Corp.	46,000	786,874
NVIDIA Corp.	216,392	47,775,026
NXP Semiconductors NV	5,525	1,241,136
Phison Electronics Corp.	31,000	2,115,058
QUALCOMM, Inc.	2,105	358,860
Rohm Co. Ltd.	600	18,156
SK hynix, Inc.	5,207	6,301,969
Skyworks Solutions, Inc.	3,803	254,839

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	215,000	$ 16,157,653
Texas Instruments, Inc.	4,020	1,048,858
Tokyo Electron Ltd.	7,800	2,730,012
United Microelectronics Corp.	6,000	24,408
		142,982,573
Software — 3.1%
360 Security Technology, Inc., Class A	62,400	85,529
Adobe, Inc.(c)	12,689	3,715,212
Autodesk, Inc.(c)	709	183,298
Check Point Software Technologies Ltd.(c)	14	1,945
Descartes Systems Group, Inc. (The)(c)	427	34,362
Dropbox, Inc., Class A(c)	20,868	734,345
Fortinet, Inc.(c)	9,600	1,640,928
Intuit, Inc.	8,654	3,109,382
Kingdee International Software Group Co. Ltd.(c)	28,000	30,814
Microsoft Corp.	75,442	38,270,972
Monday.com Ltd.(c)	3,028	306,252
Nutanix, Inc., Class A(c)	1,384	94,901
Oracle Corp.	11,043	1,646,732
Palantir Technologies, Inc., Class A(c)	25,935	4,833,765
Salesforce, Inc.	2,234	575,344
SAP SE	635	139,757
Trimble, Inc.(c)	6,501	389,670
Zscaler, Inc.(c)	196	36,924
		55,830,132
Specialized REITs — 0.6%
American Tower Corp.	30,495	5,357,972
Digital Realty Trust, Inc.	24,309	4,511,507
Equinix, Inc.	878	919,020
		10,788,499
Specialty Retail — 0.5%
Best Buy Co., Inc.	1,246	99,867
Home Depot, Inc. (The)	11,150	3,655,304
JB Hi-Fi Ltd.	13,222	632,699
Lojas Renner SA	453,914	955,738
Lowe’s Cos., Inc.	504	103,169
TJX Cos., Inc. (The)	20,287	2,716,632
Ultrapar Participacoes SA	135,214	901,853
		9,065,262
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	131,947	41,807,407
Asustek Computer, Inc.	1,000	31,480
Dell Technologies, Inc., Class C	9,514	4,338,479
Hewlett Packard Enterprise Co.	24,314	1,270,163
Lenovo Group Ltd.	582,000	2,229,818
Quanta Computer, Inc.	23,000	245,489
Samsung Electronics Co. Ltd.	43,581	8,227,347
Seagate Technology Holdings PLC	576	477,147
Western Digital Corp.	2,659	1,198,013
		59,825,343
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	2,200	21,744
Bosideng International Holdings Ltd.	114,000	62,013
Pandora A/S	3	396
Tapestry, Inc.	17,363	2,142,420
		2,226,573
Tobacco — 0.1%
Imperial Brands PLC	14,192	484,899
Japan Tobacco, Inc.	28,600	1,236,928
		1,721,827
Security	Shares	Value
Trading Companies & Distributors — 0.0%
AddTech AB, B Shares	1,625	$ 57,234
Applied Industrial Technologies, Inc.	55	17,819
ITOCHU Corp.	8,800	116,068
Mitsubishi Corp.	3,100	92,895
Mitsui & Co. Ltd.	3,900	121,766
		405,782
Water Utilities — 0.0%
United Utilities Group PLC	34,704	668,611
Wireless Telecommunication Services — 0.2%
MTN Group Ltd.	54,732	641,908
SoftBank Group Corp.	4,200	135,302
Tele2 AB, B Shares	49,071	869,268
Vodafone Group PLC	766,434	1,228,449
		2,874,927
Total Common Stocks — 50.0% (Cost: $540,942,439)		905,092,557

		Par (000)
Corporate Bonds
Aerospace & Defense — 0.1%
ATI, Inc., 5.88%, 06/15/33	USD	15	15,138
Axon Enterprise, Inc., 6.13%, 03/15/30(a)		70	71,140
Boeing Co. (The)
5.81%, 05/01/50		56	52,788
5.93%, 05/01/60		200	186,805
Bombardier, Inc.
7.25%, 07/01/31(a)		126	131,708
6.75%, 06/15/33(a)		157	162,106
7.45%, 05/01/34(a)		27	29,604
Embraer Netherlands Finance BV, 5.40%, 01/09/38		10	9,542
General Electric Co., 4.90%, 01/29/36		335	325,778
Lockheed Martin Corp., 4.09%, 09/15/52		150	112,897
Moog, Inc., 5.50%, 10/15/34(a)		5	4,875
Northrop Grumman Corp.
4.03%, 10/15/47		2	1,525
5.20%, 06/01/54		540	480,464
RTX Corp., 6.40%, 03/15/54		150	157,098
TransDigm, Inc.
6.38%, 03/01/29(a)		49	49,726
6.88%, 12/15/30(a)		118	120,965
7.13%, 12/01/31(a)		166	171,551
6.63%, 03/01/32(a)		59	60,252
6.38%, 05/31/33(a)		100	100,272
6.25%, 01/31/34(a)		15	15,167
6.75%, 01/31/34(a)		40	40,636
			2,300,037
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 3.40%, 11/15/46		15	10,501
Automobile Components — 0.1%
Belron UK Finance PLC, 5.75%, 10/15/29(a)		119	119,456
Cooper-Standard Automotive, Inc., 9.25%, 03/01/31(a)		75	75,881
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l.
6.13%, 04/15/31(a)		45	44,876
6.38%, 04/15/34(a)		50	49,395
Dorman Products, Inc., 6.25%, 06/15/34(a)		117	118,132

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 05/31/32(a)	USD	254	$ 264,102
IHO Verwaltungs GmbH
(7.75% Cash or 8.50% PIK), 7.75%, 11/15/30(a)(d)		33	34,225
(8.00% Cash or 8.75% PIK), 8.00%, 11/15/32(a)(d)		83	87,730
Phinia, Inc.
6.75%, 04/15/29(a)		53	54,098
6.63%, 10/15/32(a)		27	27,433
			875,328
Automobiles — 0.2%
American Honda Finance Corp.
4.50%, 09/04/30		2	1,955
4.85%, 10/23/31		8	7,857
Honda Motor Co. Ltd.
2.53%, 03/10/27		1,000	990,811
4.69%, 07/08/30		1,275	1,257,669
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31		202	227,775
New Flyer Holdings, Inc., 9.25%, 07/01/30(a)		147	157,775
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/28(a)		37	37,785
6.13%, 09/30/30(a)		86	84,620
Nissan Motor Co. Ltd.
7.50%, 07/17/30(a)		122	125,359
7.75%, 07/17/32(a)		175	181,573
8.13%, 07/17/35(a)		162	172,070
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(a)		72	73,571
			3,318,820
Banks — 1.7%
Banco Bilbao Vizcaya Argentaria SA, 6.14%, 09/14/28		1,400	1,419,989
Bank of America Corp.
2.55%, 02/04/28		620	614,942
3.19%, 07/23/30		250	238,192
2.50%, 02/13/31		100	91,934
2.69%, 04/22/32		820	734,763
4.57%, 04/27/33		890	858,892
5.51%, 01/24/36		795	793,959
5.74%, 02/12/36		470	468,186
5.88%, 02/07/42		175	176,034
4.08%, 03/20/51		481	363,217
Barclays PLC, 2.67%, 03/10/32		450	401,553
Citigroup, Inc.
2.67%, 01/29/31		1,060	978,796
4.41%, 03/31/31		1,140	1,114,647
5.88%, 02/22/33		350	357,081
3.79%, 03/17/33		1,080	1,001,519
Fifth Third Bancorp
6.34%, 07/27/29		60	61,662
4.77%, 07/28/30		227	225,347
First Citizens BancShares, Inc., 5.23%, 03/12/31		250	246,292
HSBC Holdings PLC
5.87%, 11/18/35		440	438,728
5.45%, 03/03/36		300	295,023
5.79%, 05/13/36		3,010	3,024,936
6.10%, 01/14/42		358	365,563
Huntington Bancshares, Inc., 5.02%, 05/17/33		102	99,829
ING Groep NV, 4.02%, 03/28/28		1,580	1,575,738
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
2.18%, 06/01/28	USD	2,575	$ 2,528,481
4.01%, 04/23/29		28	27,673
2.96%, 05/13/31		685	635,199
1.76%, 11/19/31		345	301,313
2.96%, 01/25/33		540	482,124
5.35%, 06/01/34		602	602,432
5.80%, 07/23/41		140	138,467
M&T Bank Corp., 5.05%, 01/27/34		125	121,521
Mitsubishi UFJ Financial Group, Inc., 5.48%, 02/22/31		425	429,115
Mizuho Financial Group, Inc., 2.87%, 09/13/30		375	352,737
Morgan Stanley Bank N.A., 4.45%, 10/15/27		900	900,080
Morgan Stanley Private Bank N.A., 4.47%, 07/06/28		250	249,792
PNC Financial Services Group, Inc. (The)
5.30%, 01/21/28		610	612,412
5.94%, 08/18/34		333	343,270
5.37%, 07/21/36		195	192,192
5.42%, 01/25/41		140	133,951
Royal Bank of Canada, 4.70%, 08/06/31		125	123,155
Santander Holdings U.S.A., Inc.
6.50%, 03/09/29		1,830	1,869,164
7.66%, 11/09/31		25	27,027
Santander UK Group Holdings PLC, 6.53%, 01/10/29		1,660	1,694,264
Sumitomo Mitsui Financial Group, Inc., 5.42%, 07/09/31		550	555,387
Truist Financial Corp.
6.12%, 10/28/33		100	103,533
Series I, 4.96%, 07/23/30		605	603,174
U.S. Bancorp
2.68%, 01/27/33		258	226,927
5.68%, 01/23/35		90	90,946
5.42%, 02/12/36		580	576,373
Wells Fargo & Co.
5.61%, 01/15/44		150	139,858
5.01%, 04/04/51		333	285,794
Westpac Banking Corp., 6.82%, 11/17/33		25	26,695
Zions Bancorp N.A., 4.48%, 02/09/29		430	425,808
			30,745,686
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36		75	71,047
4.90%, 02/01/46		302	264,411
Coca-Cola Co. (The)
3.00%, 03/05/51		870	549,941
2.50%, 03/15/51		1,962	1,111,856
Constellation Brands, Inc., 3.60%, 02/15/28		175	172,264
Keurig Dr Pepper, Inc., 3.43%, 06/15/27		302	299,386
PepsiCo, Inc.
3.00%, 10/15/27		100	98,557
1.63%, 05/01/30		2	1,792
			2,569,254
Biotechnology — 0.2%
AbbVie, Inc.
4.25%, 11/21/49		6	4,675
6.00%, 09/15/56		60	59,624
Amgen, Inc.
4.95%, 10/01/41		8	7,246
5.65%, 02/19/56		100	93,250

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Biotechnology (continued)
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/32(a)	USD	37	$ 37,547
7.25%, 12/15/33(a)		281	292,763
Gilead Sciences, Inc.
5.25%, 10/15/33		520	524,363
5.55%, 10/15/53		660	621,443
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30		1,206	1,059,931
			2,700,842
Broadline Retail — 0.1%
Alibaba Group Holding Ltd.
3.40%, 12/06/27		300	295,506
2.13%, 02/09/31		200	178,870
Amazon.com, Inc.
3.88%, 08/22/37		110	95,548
5.65%, 03/13/46		40	37,503
5.80%, 03/13/56		430	396,637
5.55%, 11/20/65		120	103,981
6.05%, 03/13/76		15	13,846
JD.com, Inc., 3.38%, 01/14/30		200	191,548
Kohl’s Corp.
10.00%, 06/01/30(a)		28	30,205
5.13%, 05/01/31		24	21,678
Macy’s Retail Holdings LLC, 7.38%, 08/01/33(a)		136	141,662
Nordstrom, Inc.
4.38%, 04/01/30		74	70,411
4.25%, 08/01/31		15	13,870
5.00%, 01/15/44		78	55,707
Rakuten Group, Inc.
11.25%, 02/15/27(a)		142	145,781
9.75%, 04/15/29(a)		173	188,572
			1,981,325
Building Products — 0.0%
Advanced Drainage Systems, Inc., 5.38%, 03/01/34(a)		15	14,557
Carlisle Cos., Inc., 5.55%, 09/15/40		270	258,863
Fortune Brands Innovations, Inc., 3.25%, 09/15/29		2	1,900
Griffon Corp., 6.25%, 10/01/34(a)		211	211,690
Masco Corp., 4.50%, 05/15/47		15	12,105
Owens Corning, 3.88%, 06/01/30		50	47,978
			547,093
Capital Markets — 1.0%
Apollo Debt Solutions BDC, 6.70%, 07/29/31		150	151,834
Ares Capital Corp.
2.88%, 06/15/27		360	354,369
2.88%, 06/15/28		470	451,384
5.50%, 09/01/30		100	98,265
5.10%, 01/15/31		70	67,417
Ares Strategic Income Fund, 5.55%, 04/15/31		50	48,270
Bank of New York Mellon Corp. (The)
4.71%, 02/01/34		430	416,487
Series J, 4.97%, 04/26/34		375	367,883
Blackstone Private Credit Fund, 6.20%, 11/15/31		70	69,282
Charles Schwab Corp. (The), 4.91%, 11/14/36		330	313,919
Deutsche Bank AG
5.71%, 02/08/28		260	261,147
6.82%, 11/20/29		190	197,267
5.88%, 07/08/31		200	201,487
Freedom Mortgage Corp., 12.25%, 10/01/30(a)		23	24,529
FS KKR Capital Corp., 7.50%, 08/01/31		122	124,242
Security		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
2.60%, 02/07/30	USD	840	$ 775,766
1.99%, 01/27/32		246	214,290
2.62%, 04/22/32		319	282,851
2.38%, 07/21/32		2,775	2,421,391
3.10%, 02/24/33		755	674,121
5.43%, 06/03/37		560	545,370
6.75%, 10/01/37		458	483,362
4.02%, 10/31/38		302	256,052
5.39%, 02/02/41		120	113,749
Intercontinental Exchange, Inc., 2.10%, 06/15/30		150	135,371
LPL Holdings, Inc.
5.70%, 05/20/27		2	2,015
5.20%, 03/15/30		100	99,788
5.65%, 03/15/35		470	460,342
Morgan Stanley
2.48%, 01/21/28		950	942,424
2.70%, 01/22/31		145	133,997
1.79%, 02/13/32		2,070	1,785,668
2.51%, 10/20/32		925	809,110
5.25%, 04/21/34		855	844,455
5.42%, 07/21/34		1,775	1,766,611
6.38%, 07/24/42		533	559,054
MSCI, Inc., 5.15%, 03/15/36		425	403,343
Nomura Holdings, Inc., 6.18%, 01/18/33		350	363,341
Osaic Holdings, Inc.
6.75%, 08/01/32(a)		43	43,259
8.00%, 08/01/33(a)		25	25,602
Raymond James Financial, Inc., 5.65%, 09/11/55		440	407,590
S&P Global, Inc., 2.90%, 03/01/32		177	158,917
StoneX Escrow Issuer LLC, 6.88%, 07/15/32(a)		30	30,501
StoneX Group, Inc., 7.88%, 03/01/31(a)		203	211,117
UBS Group AG, 3.09%, 05/14/32(a)		200	181,537
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/31(a)		166	171,811
			18,450,587
Chemicals — 0.2%
Air Products & Chemicals, Inc., 4.85%, 02/08/34		25	24,422
Celanese U.S. Holdings LLC
7.33%, 07/15/29		37	38,596
7.55%, 11/15/30		61	64,570
7.00%, 02/15/31		39	40,087
7.38%, 07/15/32		60	62,838
7.70%, 11/15/33		35	37,372
7.38%, 02/15/34		44	45,581
CF Industries, Inc., 5.38%, 03/15/44		100	92,193
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)		166	166,198
Dow Chemical Co. (The), 7.38%, 11/01/29		125	134,820
Ecolab, Inc.
5.00%, 09/01/35		52	50,732
2.70%, 12/15/51		760	440,399
FMC Corp.
5.65%, 05/18/33		58	53,210
6.38%, 05/18/53		33	26,115
Linde, Inc., 3.55%, 11/07/42		25	19,167
Perimeter Holdings LLC
5.00%, 10/30/29(a)		212	207,208
6.25%, 01/15/34(a)		93	91,964
Rain Carbon, Inc., 12.25%, 09/01/29(a)		93	98,843
RPM International, Inc., 2.95%, 01/15/32		488	435,398

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
5.15%, 08/15/35	USD	1,220	$ 1,194,665
4.50%, 06/01/47		102	82,847
Westlake Corp., 5.00%, 08/15/46		150	126,526
			3,533,751
Commercial Services & Supplies — 0.2%
ADT Security Corp. (The), 5.88%, 10/15/33(a)		50	48,910
AMN Healthcare, Inc., 6.50%, 01/15/31(a)		56	56,614
Cimpress PLC, 7.38%, 09/15/32(a)		206	208,290
CompoSecure Holdings LLC, 5.63%, 02/01/33(a)		30	29,063
Deluxe Corp.
8.00%, 06/01/29(a)		28	28,284
8.13%, 09/15/29(a)		40	41,569
Duke University, Series 2020, 2.83%, 10/01/55		18	10,763
GFL Environmental, Inc., 6.75%, 01/15/31(a)		126	128,048
Howard University, Series 22A, 5.21%, 10/01/52		110	89,138
Massachusetts Institute of Technology, Series G, 2.29%, 07/01/51		104	56,688
Pitney Bowes, Inc., 7.25%, 03/15/29(a)		69	69,580
President & Fellows of Harvard College, 3.15%, 07/15/46		505	349,661
Republic Services, Inc.
4.75%, 07/15/30		120	119,416
5.20%, 11/15/34		495	493,112
Waste Connections, Inc., 5.25%, 09/01/35		945	938,708
Waste Management, Inc., 5.35%, 10/15/54		544	502,143
Wrangler Holdco Corp., 6.63%, 04/01/32(a)		78	78,713
Yale University, Series 2020, 2.40%, 04/15/50		290	165,131
			3,413,831
Communications Equipment — 0.1%
Cisco Systems, Inc., 4.95%, 02/24/32		60	59,829
Motorola Solutions, Inc.
4.60%, 05/23/29		2	1,985
2.30%, 11/15/30		400	357,444
5.60%, 06/01/32		830	842,611
5.40%, 04/15/34		480	475,031
Viasat, Inc.
6.50%, 07/15/28(a)		65	64,875
7.50%, 05/30/31(a)		231	231,898
			2,033,673
Construction & Engineering — 0.1%
Granite Construction, Inc., 6.38%, 06/15/34(a)		173	174,303
HTA Group Ltd., 7.50%, 06/04/29(a)		200	204,910
Quanta Services, Inc.
2.90%, 10/01/30		560	513,673
4.50%, 01/15/31		125	121,669
Tutor Perini Corp., 6.63%, 07/15/33(a)		126	127,081
			1,141,636
Construction Materials — 0.1%
CRH America Finance, Inc., 5.50%, 01/09/35		1,050	1,048,926
Martin Marietta Materials, Inc., 5.15%, 12/01/34		530	518,544
			1,567,470
Consumer Finance — 0.5%
Ally Financial, Inc., 6.65%, 01/17/40		23	22,542
American Express Co.
5.28%, 07/27/29		700	707,183
5.04%, 05/01/34		310	305,465
5.63%, 07/28/34		110	110,419
5.44%, 01/30/36		200	199,370
4.80%, 10/24/36		405	382,894
Security		Par (000)	Value
Consumer Finance (continued)
Atlanticus Holdings Corp., 9.75%, 09/01/30(a)	USD	130	$ 132,469
Bread Financial Holdings, Inc.
6.75%, 05/15/31(a)		50	51,066
8.38%, 06/15/35(a)		55	57,359
Capital One Financial Corp.
5.25%, 07/26/30		383	384,818
7.62%, 10/30/31		2,230	2,417,183
Credit Acceptance Corp.
9.25%, 12/15/28(a)		74	76,559
6.63%, 03/15/30(a)		29	29,127
Encore Capital Group, Inc.
8.50%, 05/15/30(a)		125	132,547
6.63%, 04/15/31(a)		132	132,547
6.63%, 06/01/32(a)		75	75,220
Enova International, Inc.
11.25%, 12/15/28(a)		103	107,697
9.13%, 08/01/29(a)		132	138,024
EZCORP, Inc., 7.38%, 04/01/32(a)		68	70,702
Figure Technology Solutions, Inc., 8.50%, 07/31/31(a)		158	159,867
FirstCash, Inc.
6.88%, 03/01/32(a)		231	235,544
6.13%, 05/01/34(a)		102	100,880
Ford Motor Credit Co. LLC
4.00%, 11/13/30		425	397,617
5.75%, 04/06/33		445	437,922
OneMain Finance Corp.
6.63%, 05/15/29		75	76,086
7.88%, 03/15/30		86	89,170
7.50%, 05/15/31		201	206,429
7.13%, 11/15/31		51	51,753
7.13%, 09/15/32		51	51,702
6.75%, 09/15/33		30	29,532
SLM Corp., 6.50%, 01/31/30		24	24,437
Synchrony Financial
3.95%, 12/01/27		150	148,342
2.88%, 10/28/31		1,490	1,308,211
7.25%, 02/02/33		242	250,608
			9,101,291
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 03/31/34(a)		42	39,484
Bunge Ltd. Finance Corp., 3.75%, 09/25/27		100	99,199
Kroger Co. (The)
2.20%, 05/01/30		427	387,841
5.00%, 09/15/34		41	39,618
Sysco Corp., 2.40%, 02/15/30		2	1,830
Target Corp., 4.50%, 09/15/32		52	51,102
U.S. Foods, Inc.
7.25%, 01/15/32(a)		95	98,096
5.75%, 04/15/33(a)		123	122,416
Walmart, Inc., 4.50%, 04/15/53		4	3,304
			842,890
Containers & Packaging — 0.0%
Ardagh Group SA
9.50%, 12/01/30(a)		57	59,556
(5.00% Cash and 6.00% PIK), 11.00%, 12/01/30(a)(d)		119	114,029
			173,585

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services — 0.0%
Graham Holdings Co., 5.63%, 12/01/33(a)	USD	47	$ 45,994
Match Group Holdings II LLC
5.63%, 02/15/29(a)		61	60,924
6.13%, 09/15/33(a)		214	210,733
United Rentals North America, Inc., 5.38%, 11/15/33(a)		38	37,007
			354,658
Diversified REITs — 0.2%
American Tower Corp.
1.45%, 09/15/26		425	424,516
3.60%, 01/15/28		2	1,970
5.80%, 11/15/28		25	25,472
5.35%, 03/15/35		300	295,630
Crown Castle, Inc.
3.65%, 09/01/27		1,100	1,090,475
4.80%, 09/01/28		2	1,998
GLP Capital LP/GLP Financing II, Inc.
5.75%, 11/01/37		706	672,104
6.25%, 09/15/54		162	153,529
VICI Properties LP
5.13%, 05/15/32		554	538,706
6.13%, 04/01/54		700	656,969
			3,861,369
Diversified Telecommunication Services — 0.6%
APLD ComputeCo 2 LLC, 6.75%, 03/15/31(a)		105	100,876
APLD ComputeCo 3 LLC, 7.00%, 06/15/31(a)		55	52,954
APLD ComputeCo LLC, 9.25%, 12/15/30(a)		292	307,992
AT&T Inc.
5.70%, 11/01/54		500	437,366
6.00%, 04/30/56		1,300	1,183,735
6.05%, 08/15/56		4	3,676
Black Pearl Compute LLC, 6.13%, 02/15/31(a)		1	1,001
British Telecommunications Ltd., 9.63%, 12/15/30		127	148,201
Comcast Corp., 2.94%, 11/01/56		625	319,398
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 09/15/29(a)		154	161,041
Core Scientific Finance I LLC, 7.75%, 05/15/31(a)		89	86,355
Deutsche Telekom International Finance BV, 9.25%, 06/01/32		102	122,461
ELK Grove Village Property LLC, 7.50%, 06/15/31(a)		60	57,775
Flash Compute LLC, 7.25%, 12/31/30(a)		31	31,161
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/31(a)		473	468,472
Level 3 Financing, Inc., 6.88%, 06/30/33(a)		115	116,906
Meridian Arc Holdco LLC, 6.25%, 04/30/31(a)		327	310,892
Orange SA, 5.50%, 02/06/44		200	188,808
PR RNO Property Owner 1 LLC, 6.50%, 05/01/31(a)		128	118,652
Space Exploration Technologies Corp.
5.35%, 07/15/31(a)		1,130	1,104,518
5.65%, 07/15/33(a)		1,640	1,582,169
5.88%, 07/15/36(a)		1,150	1,083,839
6.60%, 07/15/46(a)		130	118,021
6.65%, 07/15/56(a)		320	284,799
Telecom Italia Capital SA
6.38%, 11/15/33		24	24,945
7.20%, 07/18/36		68	74,502
7.72%, 06/04/38		160	182,109
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50%, 02/15/29(a)	USD	43	$ 42,461
8.63%, 06/15/32(a)		144	147,963
Verizon Communications, Inc., 5.88%, 11/30/55		785	723,528
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)		116	121,183
WULF Compute LLC, 7.75%, 10/15/30(a)		183	190,155
Zenith Arc LLC, 8.88%, 08/31/31(a)		110	106,145
			10,004,059
Electric Utilities — 0.9%
Alpha Generation LLC, 6.25%, 01/15/34(a)		22	21,558
Ameren Illinois Co., 5.90%, 12/01/52		125	122,424
Avangrid, Inc., 3.80%, 06/01/29		500	485,044
Baltimore Gas & Electric Co., 5.40%, 06/01/53		177	159,423
Berkshire Hathaway Energy Co.
6.13%, 04/01/36		50	52,011
4.60%, 05/01/53		574	454,886
CenterPoint Energy Houston Electric LLC, 3.55%, 08/01/42		125	95,640
Commonwealth Edison Co., 4.90%, 02/01/33		1,590	1,566,111
Connecticut Light & Power Co. (The), 4.95%, 08/15/34		2	1,943
Consolidated Edison Co. of New York, Inc.
5.50%, 03/15/34		2	2,024
5.88%, 06/15/56		250	238,255
Series 05-A, 5.30%, 03/01/35		225	223,463
Constellation Energy Generation LLC, 5.60%, 06/15/42		100	95,389
DTE Electric Co., 5.25%, 05/15/35		227	224,529
Duke Energy Carolinas LLC
3.20%, 08/15/49		125	81,184
5.40%, 01/15/54		282	256,829
5.75%, 06/15/56		140	133,027
Duke Energy Corp.
4.20%, 06/15/49		150	112,089
5.70%, 09/15/55		190	174,162
Enel Chile SA, 4.88%, 06/12/28		25	24,996
Entergy Louisiana LLC
5.80%, 03/15/55		125	118,404
5.65%, 04/15/56		685	636,798
Evergy Kansas Central, Inc., 5.25%, 03/15/35		75	73,575
Eversource Energy, 3.38%, 03/01/32		750	682,132
Exelon Corp.
2.75%, 03/15/27		550	545,449
3.35%, 03/15/32		350	319,649
5.45%, 03/15/34		422	421,182
Florida Power & Light Co.
4.95%, 06/01/35		275	266,630
5.60%, 02/15/66		475	433,266
Hawaiian Electric Co., Inc., 6.00%, 10/01/33(a)		13	12,826
Interstate Power & Light Co., 4.95%, 09/30/34		50	48,080
Kentucky Utilities Co., 4.38%, 10/01/45		50	40,603
MidAmerican Energy Co., 5.85%, 09/15/54		125	120,653
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/31		400	390,809
Northern States Power Co.
5.05%, 05/15/35		2	1,957
5.55%, 05/15/56		220	203,692
NSTAR Electric Co., 3.95%, 04/01/30		1,000	965,486
Oncor Electric Delivery Co. LLC
7.50%, 09/01/38		75	87,042

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
5.90%, 03/15/56(a)	USD	100	$ 96,563
Pacific Gas & Electric Co.
4.65%, 08/01/28		250	249,236
6.00%, 05/01/56		265	241,628
PacifiCorp
4.25%, 03/15/29		2	1,966
5.45%, 02/15/34		200	198,159
5.50%, 05/15/54		150	131,151
Potomac Electric Power Co., 5.20%, 03/15/34		125	123,798
PPL Electric Utilities Corp., 4.85%, 02/15/34		175	170,507
Public Service Co. of Colorado
5.15%, 09/15/35		175	170,014
6.20%, 08/15/56		100	99,825
Public Service Co. of New Hampshire, 5.15%, 01/15/53		360	318,384
Public Service Co. of Oklahoma, 5.45%, 01/15/36		75	73,806
Public Service Electric & Gas Co.
5.20%, 08/01/33		2,410	2,413,784
5.20%, 03/01/34		2	1,990
3.80%, 01/01/43		50	39,306
San Diego Gas & Electric Co., 5.35%, 04/01/53		100	88,224
Southern California Edison Co.
4.80%, 03/15/33		280	267,609
5.45%, 03/01/35		200	194,645
4.00%, 04/01/47		2	1,420
5.75%, 04/15/54		170	150,281
Series C, 4.13%, 03/01/48		75	53,770
Southern Co. (The), 4.40%, 07/01/46		125	100,779
Southwestern Electric Power Co., 5.90%, 04/01/56		230	216,002
Talen Energy Supply LLC
6.25%, 02/01/34(a)		93	91,332
6.50%, 02/01/36(a)		146	143,296
Tampa Electric Co.
5.15%, 03/01/35		670	656,155
5.00%, 07/15/52		25	21,489
Union Electric Co., 5.75%, 09/15/56		100	94,997
Virginia Electric & Power Co.
8.88%, 11/15/38		25	31,590
5.70%, 03/15/56		370	345,189
Series B, 6.00%, 01/15/36		100	103,296
Xcel Energy, Inc., 5.50%, 03/15/34		150	149,499
			16,932,910
Electrical Equipment — 0.0%
NXP BV/NXP Funding LLC/NXP U.S.A., Inc., 4.85%, 08/19/32		183	177,684
WESCO Distribution, Inc., 6.38%, 03/15/33(a)		19	19,293
			196,977
Electronic Equipment, Instruments & Components — 0.3%
Allegion U.S. Holding Co., Inc., 3.55%, 10/01/27		45	44,492
Amphenol Corp., 4.63%, 02/15/36		127	119,346
Arrow Electronics, Inc.
3.88%, 01/12/28		2	1,972
5.88%, 04/10/34		477	482,130
Flex Ltd., 5.38%, 11/13/35		515	486,984
Insight Enterprises, Inc., 6.63%, 05/15/32(a)		137	139,036
Keysight Technologies, Inc.
3.00%, 10/30/29		760	716,566
4.95%, 10/15/34		65	62,670
nVent Finance S.a.r.l., 5.65%, 05/15/33		1,289	1,303,636
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp., 2.38%, 08/09/28	USD	75	$ 71,213
Teledyne Technologies, Inc., 2.75%, 04/01/31		491	443,288
Tyco Electronics Group SA, 4.88%, 02/09/36		1,420	1,352,634
			5,223,967
Energy Equipment & Services — 0.1%
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 02/01/34(a)		8	7,869
Borr IHC Ltd./Borr Finance LLC, 8.75%, 01/15/32(a)		51	49,343
Bristow Group, Inc., 6.75%, 02/01/33(a)		106	106,754
Enerflex, Inc., 6.88%, 01/15/31(a)		25	25,489
Kodiak Gas Services LLC
5.88%, 04/01/31(a)		45	44,869
6.50%, 10/01/33(a)		8	8,077
6.75%, 10/01/35(a)		8	8,156
Nabors Industries, Inc.
9.13%, 01/31/30(a)		10	10,489
7.63%, 11/15/32(a)		67	69,098
Noble Finance II LLC
8.00%, 04/15/30(a)		153	158,198
6.25%, 06/15/34(a)		104	102,077
Tidewater, Inc., 9.13%, 07/15/30(a)		148	158,496
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp., 7.13%, 03/15/29(a)		70	71,723
Valaris Ltd., 8.38%, 04/30/30(a)		258	268,268
Venture Global LNG, Inc.
9.50%, 02/01/29(a)		100	107,557
9.88%, 02/01/32(a)		61	65,030
Viridien, 10.00%, 10/15/30(a)		56	59,069
Weatherford International Ltd., 6.75%, 10/15/33(a)		50	50,999
			1,371,561
Entertainment — 0.0%
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 07/27/30(a)		67	66,689
Take-Two Interactive Software, Inc., 5.60%, 06/12/34		560	563,377
			630,066
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.30%, 01/19/34		150	147,281
4.95%, 09/10/34		780	744,855
Brookfield Finance, Inc.
5.33%, 01/15/36		380	366,896
5.97%, 03/04/54		2	1,899
Coinbase Global, Inc., 3.38%, 10/01/28(a)		293	279,572
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)		87	83,087
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)		65	67,205
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 01/15/29		151	144,526
10.00%, 11/15/29(a)		155	150,195
Jackson Financial, Inc.
5.67%, 06/08/32		460	457,172
6.15%, 01/15/37		185	180,919
Mastercard, Inc.
2.95%, 06/01/29		150	143,740

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Mastercard, Inc.
3.35%, 03/26/30	USD	102	$ 97,165
3.85%, 03/26/50		850	629,752
MGIC Investment Corp., 5.25%, 08/15/28		780	777,952
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34		75	73,387
PayPal Holdings, Inc.
4.45%, 03/06/28		50	49,811
2.85%, 10/01/29		2	1,884
2.30%, 06/01/30		25	22,842
PennyMac Financial Services, Inc., 7.88%, 12/15/29(a)		28	28,890
Rocket Cos., Inc.
6.50%, 08/01/29(a)		57	57,900
6.13%, 08/01/30(a)		95	96,264
6.13%, 08/01/31(a)		30	30,380
7.13%, 02/01/32(a)		123	127,024
Visa, Inc.
4.30%, 12/14/45		327	269,976
3.65%, 09/15/47		326	240,618
WS Escrow LLC, 7.75%, 06/01/33(a)		125	130,139
			5,401,331
Food Products — 0.1%
Campbell’s Co. (The), 4.15%, 03/15/28		227	224,572
Conagra Brands, Inc.
1.38%, 11/01/27		2	1,924
7.00%, 10/01/28		225	233,527
General Mills, Inc., 4.20%, 04/17/28		127	125,951
J M Smucker Co. (The), 2.38%, 03/15/30		277	253,862
JBS NV/JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 3.00%, 02/02/29		383	366,343
Kraft Heinz Foods Co.
3.88%, 05/15/27		19	18,936
3.75%, 04/01/30		152	145,500
Pilgrim’s Pride Corp., 4.25%, 04/15/31		125	118,926
Post Holdings, Inc.
6.38%, 03/01/33(a)		221	217,158
6.50%, 03/15/36(a)		58	56,213
Tyson Foods, Inc., 5.10%, 09/28/48		152	132,279
			1,895,191
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.38%, 06/01/28(a)		24	24,507
9.50%, 06/01/30(a)		60	63,788
Atmos Energy Corp., 5.90%, 11/15/33		77	79,961
National Fuel Gas Co., 5.95%, 03/15/35		1,865	1,892,267
ONE Gas, Inc., 4.25%, 09/01/32		155	148,736
Southern California Gas Co., 5.05%, 09/01/34		2	1,952
			2,211,211
Ground Transportation — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 06/15/32(a)		15	15,291
Burlington Northern Santa Fe LLC, 5.50%, 03/15/55		200	185,908
Canadian National Railway Co., 3.85%, 08/05/32		485	456,417
Canadian Pacific Railway Co.
3.50%, 05/01/50		77	52,460
6.13%, 09/15/15		25	24,651
CSX Corp., 4.90%, 03/15/55		50	42,621
RXO, Inc., 6.38%, 05/15/31(a)		115	115,260
Security		Par (000)	Value
Ground Transportation (continued)
Ryder System, Inc.
5.65%, 03/01/28	USD	25	$ 25,324
6.30%, 12/01/28		940	969,216
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)		124	127,542
Uber Technologies, Inc., 5.35%, 09/15/54		18	15,926
Union Pacific Corp.
2.89%, 04/06/36		162	133,553
3.25%, 02/05/50		2	1,310
3.84%, 03/20/60		325	222,531
			2,388,010
Health Care Equipment & Supplies — 0.0%
Abbott Laboratories, 4.90%, 11/30/46		202	179,419
Bausch + Lomb Corp., 8.38%, 10/01/28(a)		82	84,114
Baxter International, Inc., 2.27%, 12/01/28		152	143,270
Smith & Nephew PLC, 5.40%, 03/20/34		2	1,983
Stryker Corp., 4.10%, 04/01/43		2	1,619
			410,405
Health Care Providers & Services — 0.7%
Cardinal Health, Inc., 5.35%, 11/15/34		670	662,917
Cencora, Inc., 4.30%, 12/15/47		1,170	924,864
Centene Corp., 4.63%, 12/15/29		144	140,378
Cigna Group (The)
4.38%, 10/15/28		900	893,151
5.25%, 02/15/34		540	535,474
CVS Health Corp.
5.00%, 09/15/32		270	266,298
5.45%, 09/15/35		550	542,627
5.05%, 03/25/48		352	297,904
5.63%, 02/21/53		13	11,698
6.05%, 06/01/54		187	178,678
DaVita, Inc.
6.88%, 09/01/32(a)		172	176,143
6.75%, 07/15/33(a)		75	76,731
Elevance Health, Inc.
4.65%, 01/15/43		2	1,708
4.38%, 12/01/47		125	98,034
5.70%, 02/15/55		175	161,681
Encompass Health Corp., 5.88%, 06/01/34(a)		84	83,619
Fortrea Holdings, Inc., 7.50%, 07/01/30(a)		56	57,074
HCA, Inc.
3.13%, 03/15/27		400	397,544
5.20%, 06/01/28		540	543,714
5.45%, 04/01/31		710	717,138
3.63%, 03/15/32		1,029	946,467
Humana, Inc., 4.88%, 04/01/30		508	502,980
McKesson Corp., 5.10%, 07/15/33		2,500	2,494,938
Novant Health, Inc., 2.64%, 11/01/36		870	669,675
Select Medical Corp., 6.25%, 12/01/32(a)		152	147,397
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)		87	90,506
UnitedHealth Group, Inc.
4.50%, 04/15/33		440	422,331
5.88%, 02/15/53		140	134,541
5.05%, 04/15/53		750	642,273
			12,818,483
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.70%, 07/01/30		252	246,677
Diversified Healthcare Trust
4.75%, 02/15/28		124	121,249
7.25%, 10/15/30(a)		20	20,489
4.38%, 03/01/31		115	105,047

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
Healthpeak OP LLC, 3.00%, 01/15/30	USD	175	$ 163,912
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		20	19,646
9.25%, 02/15/32(a)		435	421,937
Ventas Realty LP
5.10%, 07/15/32		620	614,487
5.70%, 09/30/43		25	24,009
Welltower OP LLC
4.50%, 07/01/30		860	846,950
5.13%, 07/01/35		2	1,963
			2,586,366
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP/RHP Finance Corp., 5.75%, 03/15/34(a)		25	24,636
Service Properties Trust, 8.63%, 11/15/31(a)		28	29,323
			53,959
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment, Inc.
7.00%, 02/15/30(a)		306	307,795
6.50%, 02/15/32(a)		108	104,394
Darden Restaurants, Inc., 4.55%, 10/15/29		305	300,574
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)		126	129,333
Hilton Domestic Operating Co., Inc., 6.13%, 04/01/32(a)		108	109,382
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/32(a)		28	28,235
Hyatt Hotels Corp., 5.38%, 12/15/31		40	40,063
Light & Wonder International, Inc., 7.50%, 09/01/31(a)		113	117,193
Lindblad Expeditions LLC, 7.00%, 09/15/30(a)		35	36,052
Marriott International, Inc., 5.10%, 05/01/38		1,040	974,835
McDonald’s Corp.
4.88%, 12/09/45		200	173,211
3.63%, 09/01/49		50	34,730
Royal Caribbean Cruises Ltd., 5.25%, 02/27/38		780	733,184
Sabre Financial Borrower LLC, 11.13%, 06/15/29(a)		90	95,540
Sabre GLBL, Inc.
10.75%, 11/15/29(a)		85	83,831
11.13%, 07/15/30(a)		106	104,278
Viking Cruises Ltd., 5.88%, 10/15/33(a)		68	67,302
Wynn Macau Ltd., 6.75%, 02/15/34(a)		53	52,366
			3,492,298
Household Durables — 0.2%
DR Horton, Inc.
1.40%, 10/15/27		75	72,454
5.50%, 10/15/35		898	891,960
Installed Building Products, Inc., 5.63%, 02/01/34(a)		35	34,118
Leggett & Platt, Inc., 3.50%, 11/15/27		25	24,527
NVR, Inc., 3.00%, 05/15/30		1,930	1,794,944
PulteGroup, Inc., 6.38%, 05/15/33		890	938,898
Whirlpool Corp.
6.13%, 06/15/30		39	36,643
7.50%, 07/01/31(a)		10	10,013
5.50%, 03/01/33		14	11,166
6.50%, 06/15/33		110	95,084
7.88%, 07/01/34(a)		10	9,783
Security		Par (000)	Value
Household Durables (continued)
Whirlpool Corp.
5.15%, 03/01/43	USD	14	$ 8,619
4.50%, 06/01/46		23	13,021
4.60%, 05/15/50		22	12,437
			3,953,667
Household Products — 0.0%
Church & Dwight Co., Inc., 3.15%, 08/01/27		200	197,808
Colgate-Palmolive Co., 3.25%, 08/15/32		50	46,109
			243,917
Insurance — 0.5%
Acrisure LLC/Acrisure Finance, Inc.
8.25%, 02/01/29(a)		25	22,807
8.50%, 06/15/29(a)		13	11,809
7.50%, 11/06/30(a)		29	26,684
6.75%, 07/01/32(a)		7	5,976
Allstate Corp. (The)
5.35%, 06/01/33		100	100,464
3.85%, 08/10/49		350	252,585
American International Group, Inc.
4.85%, 05/07/30		290	289,002
5.13%, 03/27/33		177	175,221
Assurant, Inc.
4.90%, 03/27/28		150	150,154
5.55%, 02/15/36		185	180,840
7.00%, 03/27/48		84	85,124
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)		134	136,413
Berkshire Hathaway Finance Corp., 4.20%, 08/15/48		1,030	803,398
Brighthouse Financial, Inc., 3.70%, 06/22/27		75	74,078
Chubb INA Holdings LLC, 5.00%, 03/15/34		2	1,962
CNA Financial Corp., 5.20%, 08/15/35		270	259,568
CRC Insurance Group LLC, 7.13%, 06/01/31(a)		90	90,022
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54		170	166,148
6.20%, 06/08/56(a)		240	228,794
HUB International Ltd.
7.25%, 06/15/30(a)		76	78,249
7.38%, 01/31/32(a)		51	52,349
Lincoln National Corp.
3.05%, 01/15/30		2	1,868
5.85%, 03/15/34		175	175,866
Markel Group, Inc., 6.00%, 05/16/54		248	235,742
Marsh & McLennan Cos., Inc.
2.38%, 12/15/31		2	1,748
5.45%, 03/15/53		550	499,228
Progressive Corp. (The), 4.95%, 06/15/33		1,410	1,397,740
Prudential Financial, Inc.
4.35%, 02/25/50		300	234,938
3.70%, 03/13/51		2	1,390
Reinsurance Group of America, Inc., 5.75%, 09/15/34		125	125,319
Stewart Information Services Corp., 3.60%, 11/15/31		428	374,706
Travelers Cos., Inc. (The), 5.05%, 07/24/35		150	145,986
Unum Group, 4.13%, 06/15/51		138	99,184
Willis North America, Inc.
4.65%, 06/15/27		390	390,174

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Willis North America, Inc.
5.35%, 05/15/33	USD	702	$ 698,030
5.90%, 03/05/54		530	501,472
			8,075,038
Interactive Media & Services — 0.3%
Alphabet, Inc.
4.50%, 05/15/35		1,190	1,127,323
4.80%, 02/15/36		900	856,969
5.25%, 05/15/55		880	760,325
5.45%, 11/15/55		277	245,441
Baidu, Inc., 3.43%, 04/07/30		200	190,456
Meta Platforms, Inc.
4.60%, 11/15/32		155	148,836
5.50%, 11/15/45		177	153,601
5.63%, 11/15/55		552	460,073
6.30%, 05/15/56		100	92,068
5.75%, 11/15/65		177	145,334
Snap, Inc., 6.88%, 03/01/33(a)		212	207,889
Ziff Davis, Inc., 4.63%, 10/15/30(a)		126	118,798
			4,507,113
IT Services — 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34		50	46,772
CGI, Inc., 2.30%, 09/14/31		1,570	1,355,635
CoreWeave, Inc.
9.25%, 06/01/30(a)		242	224,737
9.00%, 02/01/31(a)		48	43,056
9.75%, 10/01/31(a)		282	252,171
9.63%, 07/15/32(a)		34	29,999
Fiserv, Inc.
2.25%, 06/01/27		200	196,794
4.20%, 10/01/28		275	270,817
Gartner, Inc., 5.60%, 11/20/35		15	14,184
Global Payments, Inc., 4.95%, 08/15/27		458	459,409
IBM International Capital Pte Ltd., 4.90%, 02/05/34		39	37,595
International Business Machines Corp., 5.88%, 11/29/32		200	207,122
TR Finance LLC, 5.85%, 04/15/40		5	4,900
			3,143,191
Leisure Products — 0.0%
Acushnet Co., 5.63%, 12/01/33(a)		33	32,401
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc., 4.75%, 09/09/34		2	1,928
Machinery — 0.1%
Caterpillar, Inc.
5.20%, 05/15/35		50	49,882
3.80%, 08/15/42		127	102,127
CNH Industrial Capital LLC, 4.50%, 10/08/27		200	199,783
Cummins, Inc., 5.30%, 05/09/35		8	7,965
Deere & Co.
5.45%, 01/16/35		225	228,403
3.90%, 06/09/42		27	22,002
Enpro, Inc., 6.13%, 06/01/33(a)		35	35,151
Esab Corp., 5.63%, 04/01/31(a)		40	39,639
John Deere Capital Corp., 5.10%, 04/11/34		2	1,993
Manitowoc Co., Inc. (The), 9.25%, 10/01/31(a)		38	41,075
Security		Par (000)	Value
Machinery (continued)
Solaris Energy Infrastructure LLC, 6.38%, 05/15/31(a)	USD	50	$ 49,639
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/35		452	451,396
			1,229,055
Marine Transportation — 0.0%
Danaos Corp., 6.88%, 10/15/32(a)		146	149,307
Media — 0.2%
Advantage Sales & Marketing, Inc., 9.00%, 11/15/30(a)		187	155,408
AMC Global Media, Inc., 10.50%, 07/15/32(a)		146	154,362
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(a)		39	38,301
6.38%, 09/01/29(a)		30	30,028
4.75%, 03/01/30(a)		79	74,919
7.38%, 03/01/31(a)		270	273,450
7.00%, 02/01/33(a)		42	41,007
7.38%, 02/01/36(a)		61	58,981
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 04/01/38		250	216,802
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/30(a)		77	79,887
7.13%, 02/15/31(a)		93	95,908
7.50%, 03/15/33(a)		94	99,071
DirecTV Financing LLC, 8.88%, 02/01/30(a)		30	30,691
DirecTV Financing LLC/DirecTV Financing Co- Obligor, Inc.
5.88%, 08/15/27(a)		8	7,978
10.00%, 02/15/31(a)		68	71,961
Discovery Communications LLC, 5.00%, 09/20/37		90	69,075
Discovery Global Holdings, Inc.
4.05%, 03/15/29		65	64,350
4.28%, 03/15/32		141	129,015
5.05%, 03/15/42		185	134,510
5.14%, 03/15/52		86	57,728
Dotdash Meredith, Inc., 7.63%, 06/15/32(a)		164	157,427
EchoStar Corp., 10.75%, 11/30/29		124	134,022
Fox Corp., 5.58%, 01/25/49		193	174,123
iHeartCommunications, Inc., 10.88%, 05/01/30(a)		47	33,172
Nexstar Media, Inc.
4.75%, 11/01/28(a)		157	154,686
6.50%, 09/15/33(a)		113	113,504
7.25%, 04/15/34(a)		83	84,072
Omnicom Group, Inc.
4.65%, 10/01/28		500	497,781
2.45%, 04/30/30		8	7,294
Paramount Global
7.88%, 07/30/30		218	229,371
6.88%, 04/30/36		148	137,587
4.38%, 03/15/43		46	29,148
5.85%, 09/01/43		74	54,055
Sinclair Television Group, Inc.
5.50%, 03/01/30(a)		37	33,161
4.38%, 12/31/32(a)		63	47,093
8.13%, 02/15/33(a)		46	47,818
Sirius XM Radio LLC
5.50%, 07/01/29(a)		67	66,896
4.13%, 07/01/30(a)		60	56,468
5.88%, 04/15/32(a)		145	143,069

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc., 8.88%, 04/15/33(a)	USD	30	$ 29,651
Versant Media Group, Inc., 7.25%, 01/30/31(a)		153	158,664
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)		150	138,976
			4,411,470
Metals & Mining — 0.2%
Barrick North America Finance LLC, 5.70%, 05/30/41		77	75,072
Century Aluminum Co., 6.88%, 08/01/32(a)		150	153,704
Cleveland-Cliffs, Inc., 7.63%, 01/15/34(a)		30	30,610
Coeur Mining, Inc., 6.88%, 04/01/32(a)		63	64,463
Commercial Metals Co.
5.75%, 11/15/33(a)		26	25,593
6.00%, 12/15/35(a)		150	148,124
Eldorado Gold Corp., 6.25%, 09/01/29(a)		123	122,742
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)		38	38,902
6.38%, 02/15/36(a)		35	34,075
Fortescue Treasury Pty Ltd., 6.13%, 04/15/32(a)		169	170,872
Freeport-McMoRan, Inc., 5.45%, 03/15/43		77	72,337
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)		122	122,783
Kaiser Aluminum Corp., 5.88%, 03/01/34(a)		16	15,660
Mineral Resources Ltd.
7.00%, 04/01/31(a)		127	130,972
6.00%, 05/01/32(a)		45	44,411
6.25%, 05/01/34(a)		45	44,076
Novelis Corp.
6.88%, 01/30/30(a)		28	28,770
6.38%, 08/15/33(a)		47	47,114
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)		114	117,073
PLS Group Ltd., 6.88%, 05/01/31(a)		19	19,402
Reliance, Inc., 2.15%, 08/15/30		50	44,718
Rio Tinto Alcan, Inc., 6.13%, 12/15/33		100	104,737
Rio Tinto Finance U.S.A. PLC
5.25%, 03/14/35		715	710,247
4.75%, 03/22/42		75	67,232
Skeena Resources Ltd., 8.50%, 04/01/31(a)		124	130,995
Southern Copper Corp., 5.88%, 04/23/45		663	646,292
Trekor Metals Ltd., 8.25%, 05/01/30(a)		131	136,774
			3,347,750
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(a)		161	166,825
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, 09/30/30(a)		36	35,843
Rithm Capital Corp., 8.00%, 04/01/29(a)		206	208,835
Starwood Property Trust, Inc.
7.25%, 04/01/29(a)		112	115,412
6.00%, 04/15/30(a)		54	54,208
6.50%, 07/01/30(a)		52	52,910
6.50%, 10/15/30(a)		43	43,772
6.13%, 06/01/31(a)		20	20,042
			697,847
Multi-Utilities — 0.1%
American Water Capital Corp.
5.45%, 03/01/54		75	68,323
5.70%, 09/01/55		95	89,365
Consumers Energy Co., 4.20%, 09/01/52		200	151,990
Security		Par (000)	Value
Multi-Utilities (continued)
NiSource, Inc.
5.35%, 04/01/34	USD	483	$ 480,475
5.00%, 06/15/52		240	202,865
			993,018
Office REITs — 0.0%
Boston Properties LP, 2.90%, 03/15/30		152	140,895
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)		84	87,157
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 10/15/33(a)		99	97,736
5.75%, 07/01/34(a)		40	39,250
BKV Upstream Midstream LLC, 7.50%, 10/15/30(a)		142	143,509
BP Capital Markets America, Inc., 5.23%, 11/17/34		433	431,691
California Resources Corp.
7.00%, 01/15/34(a)		90	89,992
7.25%, 01/15/35(a)		56	56,135
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.75%, 07/15/28(a)		115	118,590
9.75%, 02/15/31(a)		85	92,094
Cheniere Energy Partners LP, 5.75%, 08/15/34		75	76,023
Cheniere Energy, Inc., 6.00%, 07/30/56(a)		50	48,224
Chevron U.S.A., Inc., 4.98%, 04/15/35		1,745	1,727,053
Chord Energy Corp.
6.00%, 10/01/30(a)		70	70,839
6.75%, 03/15/33(a)		110	112,474
CNX Midstream Partners LP, 4.75%, 04/15/30(a)		14	13,480
CNX Resources Corp.
7.38%, 01/15/31(a)		99	101,380
7.25%, 03/01/32(a)		124	127,637
ConocoPhillips Co., 5.00%, 01/15/35		1,515	1,486,632
CVR Energy, Inc.
7.50%, 02/15/31(a)		32	32,972
7.88%, 02/15/34(a)		46	47,732
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/29(a)		132	136,642
7.38%, 06/30/33(a)		32	32,936
6.88%, 06/01/34(a)		40	40,351
Devon Energy Corp., 5.40%, 02/15/35(a)		125	124,127
Enbridge, Inc., 6.20%, 11/15/30		65	67,582
Energy Transfer LP, 6.50%, 02/01/42		225	231,767
EnQuest PLC, 9.88%, 04/30/31(a)		151	159,702
Enterprise Products Operating LLC
4.85%, 01/31/34		225	219,138
4.85%, 03/15/44		150	131,974
5.10%, 02/15/45		2	1,800
EQT Corp., 5.75%, 02/01/34		352	354,962
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/29		104	107,122
7.88%, 05/15/32		27	28,025
6.75%, 03/15/34(a)		16	16,109
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)		84	87,844
Golar LNG Ltd., 7.50%, 10/02/30(a)		141	143,432
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)		118	120,177

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	USD	124	$ 128,839
Karoon U.S.A. Finance, Inc., 10.50%, 05/14/29(a)		59	60,963
Kinder Morgan Energy Partners LP
5.80%, 03/15/35		100	101,520
6.55%, 09/15/40		25	26,163
Kinder Morgan, Inc., 5.95%, 08/01/54		676	650,555
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)		153	156,765
Marathon Petroleum Corp., 5.15%, 03/01/30		77	77,489
MPLX LP, 6.10%, 04/01/56		550	526,758
Murphy Oil Corp., 6.50%, 02/15/34		101	100,678
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)		47	48,485
8.38%, 02/15/32(a)		136	142,583
Northern Oil & Gas, Inc.
7.88%, 10/15/33(a)		33	33,949
7.50%, 09/01/34(a)		25	25,197
ONEOK, Inc.
5.65%, 11/01/28		1,490	1,515,393
6.35%, 01/15/31		1,530	1,596,251
6.05%, 09/01/33		540	556,570
5.65%, 09/01/34		2	2,007
7.15%, 01/15/51		390	419,255
Par Petroleum LLC, 7.38%, 06/01/34(a)		154	159,804
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 03/15/30(a)		38	40,583
7.88%, 09/15/30(a)		154	159,601
Phillips 66 Co., 5.25%, 06/15/31		202	205,090
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28		25	24,831
Shell Finance U.S., Inc.
2.75%, 04/06/30		2	1,865
4.38%, 05/11/45		300	246,681
Talos Production, Inc.
9.38%, 02/01/31(a)		156	165,408
8.00%, 07/15/34(a)		205	211,992
Targa Resources Corp.
6.15%, 03/01/29		1,020	1,048,817
5.55%, 08/15/35		520	514,514
6.50%, 02/15/53		690	698,918
TotalEnergies Capital SA, 5.49%, 04/05/54		470	438,053
Valero Energy Corp., 6.63%, 06/15/37		2	2,157
Vermilion Energy, Inc., 7.25%, 02/15/33(a)		127	127,382
Western Midstream Operating LP
4.50%, 03/01/28		50	49,750
6.35%, 01/15/29		35	36,057
5.50%, 12/15/35		395	384,072
Williams Cos., Inc. (The)
5.15%, 03/15/36		4	3,839
5.10%, 09/15/45		100	87,725
4.85%, 03/01/48		175	145,914
			17,926,763
Paper & Forest Products — 0.0%
Cascades, Inc./Cascades U.S.A., Inc., 6.75%, 07/15/30(a)		117	120,365
Suzano Austria GmbH, 6.00%, 01/15/29		200	202,369
			322,734
Passenger Airlines — 0.0%
Allegiant Travel Co., 7.13%, 07/01/31(a)		23	23,210
Security		Par (000)	Value
Passenger Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	USD	237	$ 203,513
Southwest Airlines Co., 2.63%, 02/10/30		175	160,725
			387,448
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/29		125	115,648
2.60%, 04/15/30		2	1,848
Kenvue, Inc., 5.00%, 03/22/30		50	50,164
			167,660
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 04/15/32(a)		201	209,238
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(a)		181	187,747
Astrazeneca Finance LLC, 1.75%, 05/28/28		8	7,631
AstraZeneca PLC, 6.45%, 09/15/37		352	379,835
Bausch Health Cos., Inc.
4.88%, 06/01/28(a)		275	262,226
11.00%, 09/30/28(a)		199	210,189
Eli Lilly & Co.
5.05%, 08/14/54		850	749,662
5.60%, 05/20/56		235	224,231
5.65%, 10/15/65		55	51,887
Harrow, Inc., 8.63%, 09/15/30(a)		63	64,460
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.75%, 05/01/33(a)		97	97,992
Merck & Co., Inc., 5.00%, 05/17/53		310	268,068
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)		131	140,323
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43		552	504,682
5.30%, 05/19/53		202	180,634
5.34%, 05/19/63		125	109,125
Zoetis, Inc., 4.70%, 02/01/43		300	258,618
			3,906,548
Professional Services — 0.0%
Automatic Data Processing, Inc., 4.75%, 05/08/32		390	385,026
CACI International, Inc., 6.38%, 06/15/33(a)		209	211,795
Concentrix Corp., 6.85%, 08/02/33		10	9,640
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(a)		51	43,206
			649,667
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC/Realogy Co- Issuer Corp.
5.75%, 01/15/29(a)		118	116,643
5.25%, 04/15/30(a)		107	103,598
9.75%, 04/15/30(a)		68	72,858
CBRE Services, Inc., 5.95%, 08/15/34		1,830	1,864,425
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)		61	63,901
Five Point Operating Co. LP, 8.00%, 10/01/30(a)		101	103,733
Howard Hughes Corp. (The), 6.13%, 03/01/34(a)		40	39,272
			2,364,430
Residential REITs — 0.0%
Camden Property Trust, 3.35%, 11/01/49		15	10,051
ERP Operating LP
5.00%, 08/01/35		50	48,494

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Residential REITs (continued)
ERP Operating LP
3.90%, 10/15/46	USD	5	$ 3,802
Essex Portfolio LP, 5.50%, 04/01/34		2	1,993
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30		50	50,230
Mid-America Apartments LP, 4.65%, 01/15/33		77	74,272
UDR, Inc., 2.10%, 06/15/33		125	101,718
			290,560
Retail REITs — 0.0%
Kimco Realty OP LLC, 6.40%, 03/01/34		75	79,408
NNN REIT, Inc.
5.60%, 10/15/33		100	100,873
5.50%, 06/15/34		2	1,999
Realty Income Corp.
4.50%, 02/01/33		2	1,911
4.90%, 07/15/33		50	48,741
			232,932
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom, Inc.
4.15%, 04/15/32		710	664,383
3.42%, 04/15/33		350	306,905
3.75%, 02/15/51		300	201,924
Intel Corp.
4.88%, 02/10/28		1,070	1,072,047
6.13%, 05/15/56		430	405,503
Kioxia Holdings Corp.
6.25%, 07/24/30(a)		70	71,571
6.63%, 07/24/33(a)		138	142,568
NVIDIA Corp.
2.00%, 06/15/31		2,970	2,605,147
3.50%, 04/01/50		277	185,958
3.70%, 04/01/60		1,050	695,637
QUALCOMM, Inc., 1.30%, 05/20/28		255	241,546
			6,593,189
Software — 0.4%
Adobe, Inc., 2.30%, 02/01/30		592	543,847
AppLovin Corp., 5.50%, 12/01/34		890	875,305
Autodesk, Inc., 3.50%, 06/15/27		333	330,645
Cloud Software Group LLC
9.00%, 09/30/29(a)		102	102,268
8.25%, 06/30/32(a)		115	112,593
Elastic NV, 4.13%, 07/15/29(a)		96	92,407
Electronic Arts, Inc., 1.85%, 02/15/31		1,000	940,465
Fair Isaac Corp., 6.25%, 09/15/34(a)		189	184,954
Gen Digital, Inc., 6.25%, 04/01/33(a)		100	99,969
Microsoft Corp., 2.68%, 06/01/60		529	275,084
NCR Atleos Corp., 9.50%, 04/01/29(a)		50	52,924
Open Text Holdings, Inc.
4.13%, 02/15/30(a)		62	57,866
4.13%, 12/01/31(a)		34	30,373
Oracle Corp.
5.50%, 08/03/35		1,360	1,247,182
5.70%, 02/04/36		422	390,200
5.88%, 09/26/45		115	94,833
5.95%, 09/26/55		260	206,559
6.70%, 02/04/56		772	679,953
Pagaya U.S. Holdings Co. LLC, 8.88%, 08/01/30(a)		167	150,300
Roper Technologies, Inc., 5.10%, 09/15/35		70	66,707
Salesforce, Inc.
3.70%, 04/11/28		125	123,284
Security		Par (000)	Value
Software (continued)
Salesforce, Inc.
6.40%, 03/15/46	USD	210	$ 206,804
3.05%, 07/15/61		610	324,145
ServiceNow, Inc., 1.40%, 09/01/30		330	287,340
UKG, Inc., 6.88%, 02/01/31(a)		82	80,881
			7,556,888
Specialized REITs — 0.1%
EPR Properties, 4.95%, 04/15/28		225	224,582
Extra Space Storage LP, 5.50%, 07/01/30		150	151,641
Iron Mountain, Inc.
5.63%, 07/15/32(a)		69	67,768
6.25%, 01/15/33(a)		168	169,329
6.25%, 01/15/35(a)		68	67,246
Millrose Properties, Inc.
6.38%, 08/01/30(a)		107	108,488
6.25%, 09/15/32(a)		132	132,441
Public Storage Operating Co., 5.15%, 08/15/36		170	165,262
			1,086,757
Specialty Retail — 0.2%
Academy Ltd., 5.88%, 05/15/31(a)		50	49,661
AutoZone, Inc., 4.00%, 04/15/30		225	217,328
Carvana Co., (9.00% Cash or 14.00% PIK), 9.00%, 06/01/31(a)(d)		33	36,903
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29		70	67,915
4.10%, 01/15/52		9	6,130
Gap, Inc. (The), 3.63%, 10/01/29(a)		82	77,537
Home Depot, Inc. (The)
1.88%, 09/15/31		1,420	1,229,984
4.65%, 09/15/35		475	453,736
3.35%, 04/15/50		940	626,176
Murphy Oil U.S.A., Inc., 5.88%, 06/01/34(a)		154	152,739
O’Reilly Automotive, Inc., 3.60%, 09/01/27		25	24,777
Wayfair LLC
7.25%, 10/31/29(a)		181	186,960
7.75%, 09/15/30(a)		103	108,419
			3,238,265
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC/EMC Corp.
6.10%, 07/15/27		8	8,088
6.20%, 07/15/30		400	414,289
5.25%, 02/15/37		99	95,123
Diebold Nixdorf, Inc., 7.75%, 03/31/30(a)		35	36,524
HP, Inc., 4.00%, 04/15/29		325	317,500
Seagate Data Storage Technology Pte Ltd., 9.63%, 12/01/32		147	161,787
			1,033,311
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., 2.85%, 03/27/30		2	1,872
Ralph Lauren Corp., 5.00%, 06/15/32		1,000	997,126
			998,998
Tobacco — 0.3%
Altria Group, Inc.
3.40%, 05/06/30		252	238,464
5.25%, 08/06/35		910	890,412
3.40%, 02/04/41		650	479,667
3.70%, 02/04/51		1,000	666,854
4.00%, 02/04/61		450	297,968
BAT Capital Corp.
3.46%, 09/06/29		200	192,189

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Tobacco (continued)
BAT Capital Corp.
5.83%, 02/20/31	USD	4	$ 4,110
7.08%, 08/02/53		330	357,436
6.25%, 08/15/55		350	342,269
Philip Morris International, Inc.
2.10%, 05/01/30		2	1,811
4.63%, 10/29/35		1,101	1,034,314
Turning Point Brands, Inc., 7.63%, 03/15/32(a)		88	89,903
			4,595,397
Trading Companies & Distributors — 0.0%
ADI Global Distribution Funding LLC, 7.13%, 07/15/34(a)		25	25,825
FTAI Aviation Investors LLC
7.88%, 12/01/30(a)		66	68,902
7.00%, 05/01/31(a)		63	64,863
7.00%, 06/15/32(a)		38	38,954
GATX Corp., 5.45%, 09/15/33		75	75,248
QXO Building Products, Inc.
6.50%, 07/15/31(a)		10	10,113
6.75%, 04/30/32(a)		212	216,839
6.88%, 07/15/34(a)		20	20,238
			520,982
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 3.63%, 04/22/29		200	192,392
Millicom International Cellular SA
6.25%, 03/25/29(a)		63	62,920
7.38%, 04/02/32(a)		168	172,620
Rogers Communications, Inc.
4.55%, 03/15/52		227	171,834
7.00%, 04/15/55		58	58,430
7.13%, 04/15/55		56	56,384
T-Mobile U.S.A., Inc.
3.38%, 04/15/29		75	72,312
3.88%, 04/15/30		12	11,533
3.50%, 04/15/31		400	372,726
5.50%, 01/15/55		320	278,176
5.70%, 01/15/56		980	876,771
Vodafone Group PLC, 6.15%, 02/27/37		300	309,345
			2,635,443
Total Corporate Bonds — 13.3% (Cost: $245,686,906)			240,574,990
Foreign Government Obligations
Canada — 0.1%
Canada Government International Bond
3.75%, 04/26/28		1,055	1,045,555
4.00%, 03/18/30		80	78,891
			1,124,446
Chile — 0.1%
Republic of Chile, 3.25%, 09/21/71		1,110	652,680
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(e)		525	458,110
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41		100	115,672
Indonesia — 0.0%
Republic of Indonesia, 5.25%, 01/15/30		200	201,500
Security		Par (000)	Value
Mexico — 0.1%
United Mexican States
5.85%, 07/02/32	USD	225	$ 225,824
5.63%, 02/09/34		560	543,760
6.13%, 02/09/38		475	457,425
7.38%, 05/13/55		550	561,825
3.77%, 05/24/61		870	498,510
5.75%, 10/12/10		4	3,116
			2,290,460
Peru — 0.0%
Republic of Peru, 6.20%, 06/30/55		300	297,000
Philippines — 0.1%
Republic of the Philippines
4.63%, 07/17/28		200	200,500
9.50%, 02/02/30		2	2,286
2.46%, 05/05/30		325	297,781
5.90%, 02/04/50		400	387,748
			888,315
Poland — 0.0%
Republic of Poland
5.13%, 09/18/34		100	98,455
5.50%, 03/18/54		347	310,162
			408,617
South Korea — 0.0%
Korea International Bond
3.63%, 10/29/30		200	192,686
1.75%, 10/15/31		200	174,090
			366,776
Total Foreign Government Obligations — 0.4% (Cost: $7,087,768)			6,803,576

	Shares
Investment Companies
Equity Funds — 0.3%
iShares MSCI India ETF(c)(f)	92,145	4,579,607
Total Investment Companies — 0.3% (Cost: $ 4,212,624)		4,579,607

		Par (000)
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
Canadian Imperial Bank of Commerce, 6.95%, 01/28/85	USD	136	137,139
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series AA, 6.50%(g)		94	93,546
Chemicals — 0.0%
FMC Corp., 8.45%, 11/01/55		39	28,741
Consumer Finance — 0.0%
Ally Financial, Inc., Series D, 7.10%(g)		89	90,027
Diversified Telecommunication Services — 0.0%
Bell Telephone Co. of Canada or Bell Canada, 7.00%, 09/15/55		85	85,869
TELUS Corp., 7.00%, 10/15/55		50	49,575

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
			135,444
Electric Utilities — 0.1%
American Electric Power Co., Inc., Series C, 5.80%, 03/15/56	USD	125	$ 122,768
Dominion Energy, Inc., 6.20%, 02/15/56		2	1,961
Edison International
7.88%, 06/15/54		136	137,783
8.13%, 06/15/53		176	178,757
Electricite de France SA, 9.13%(a)(g)		78	89,369
Entergy Corp., 6.10%, 06/15/56		125	122,515
PG&E Corp., 6.85%, 09/15/56		70	68,593
Southern Co. (The), 6.00%, 04/01/58		142	139,923
			861,669
Financial Services — 0.0%
HA Sustainable Infrastructure Capital, Inc., 7.13%, 11/15/56		127	128,031
Gas Utilities — 0.0%
AltaGas Ltd., 7.20%, 10/15/54(a)		134	138,604
Health Care Providers & Services — 0.0%
CVS Health Corp.
6.75%, 12/10/54		128	131,296
7.00%, 03/10/55		152	156,910
Humana, Inc., 6.63%, 09/15/56		297	294,473
			582,679
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)
6.95%, 07/15/55		31	30,569
7.60%, 01/15/55		54	55,208
			85,777
Insurance — 0.0%
American National Group, Inc., 7.00%, 12/01/55		61	58,276
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP
6.50%, 02/15/56		55	55,205
6.55%, 01/15/57		46	45,711
6.70%, 01/15/57		49	48,578
6.75%, 02/15/56		51	50,844
7.13%, 10/01/54		55	56,448
8.00%, 05/15/54		37	38,778
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55		114	119,629
7.63%, 03/01/55		115	119,428
			534,621
Total Capital Trusts — 0.1%			2,874,554

	Shares
Preferred Stocks — 0.1%
Banks — 0.1%
Grupo Cibest SA	18,937	430,983
Itau Unibanco Holding SA	14,340	109,372
		540,355
Chemicals — 0.0%
Braskem SA, Series A(c)	95,990	79,474
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais	39,135	80,588
Security	Shares	Value
Machinery — 0.0%
Marcopolo SA	316,822	$ 269,034
Metals & Mining — 0.0%
Gerdau SA	84,879	389,868
Total Preferred Stocks — 0.1%		1,359,319
Total Preferred Securities — 0.2% (Cost: $4,342,137)		4,233,873

		Par (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.2%
Fannie Mae
Series 2019-R06, Class 2B1, (SOFR (30-day) + 3.86%), 7.51%, 09/25/39(a)(h)	USD	2,623	2,627,636
Series 2020-R01, Class 1B1, (SOFR (30-day) + 3.36%), 7.01%, 01/25/40(a)(h)		2,200	2,216,702
Series 2020-R02, Class 2B1, (SOFR (30-day) + 3.11%), 6.76%, 01/25/40(a)(h)		2,517	2,535,300
Series 2020-SBT1, Class 2B1, (SOFR (30- day) + 6.71%), 10.36%, 02/25/40(a)(h)		2,200	2,252,810
Series 2021-R01, Class 1B1, (SOFR (30-day) + 3.10%), 6.74%, 10/25/41(a)(h)		2,350	2,356,979
Series 2021-R03, Class 1B1, (SOFR (30-day) + 2.75%), 6.39%, 12/25/41(a)(h)		2,500	2,512,067
Series 2022-R01, Class 1B1, (SOFR (30-day) + 3.15%), 6.79%, 12/25/41(a)(h)		550	551,892
Series 2022-R02, Class 2B1, (SOFR (30-day) + 4.50%), 8.14%, 01/25/42(a)(h)		2,600	2,633,363
Series 2022-R02, Class 2M2, (SOFR (30-day) + 3.00%), 6.64%, 01/25/42(a)(h)		876	881,437
Series 2022-R03, Class 1B1, (SOFR (30-day) + 6.25%), 9.89%, 03/25/42(a)(h)		1,200	1,231,797
Series 2022-R03, Class 1M2, (SOFR (30-day) + 3.50%), 7.14%, 03/25/42(a)(h)		2,750	2,785,708
Series 2022-R04, Class 1B1, (SOFR (30-day) + 5.25%), 8.89%, 03/25/42(a)(h)		2,000	2,045,049
Series 2022-R05, Class 2B1, (SOFR (30-day) + 4.50%), 8.14%, 04/25/42(a)(h)		2,600	2,653,451
Series 2022-R05, Class 2B2, (SOFR (30-day) + 7.00%), 10.64%, 04/25/42(a)(h)		2,600	2,689,986
Series 2022-R06, Class 1B1, (SOFR (30-day) + 6.35%), 9.99%, 05/25/42(a)(h)		2,500	2,591,165
Series 2022-R07, Class 1M2, (SOFR (30-day) + 4.65%), 8.29%, 06/25/42(a)(h)		500	514,095
Series 2022-R08, Class 1B1, (SOFR (30-day) + 5.60%), 9.24%, 07/25/42(a)(h)		1,992	2,064,210
Series 2022-R08, Class 1M2, (SOFR (30-day) + 3.60%), 7.24%, 07/25/42(a)(h)		2,350	2,400,149
Series 2023-R01, Class 1B1, (SOFR (30-day) + 5.10%), 8.74%, 12/25/42(a)(h)		2,300	2,412,217
Series 2024-R05, Class 2B1, (SOFR (30-day) + 2.00%), 5.64%, 07/25/44(a)(h)		2,000	2,015,000
Series 2025-R03, Class 2M2, (SOFR (30-day) + 2.25%), 5.89%, 03/25/45(a)(h)		1,500	1,515,000
Freddie Mac
Series 2019-DNA4, Class B2, (SOFR (30-day) + 6.36%), 10.01%, 10/25/49(a)(h)		2,350	2,593,934
Series 2020-HQA5, Class B1, (SOFR (30-day) + 4.00%), 7.64%, 11/25/50(a)(h)		2,700	2,940,267
Series 2021-DNA5, Class B1, (SOFR (30-day) + 3.05%), 6.69%, 01/25/34(a)(h)		750	790,312

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 2022-DNA1, Class B1, (SOFR (30-day) + 3.40%), 7.04%, 01/25/42(a)(h)	USD	1,500	$ 1,506,090
Series 2022-DNA1, Class M2, (SOFR (30-day) + 2.50%), 6.14%, 01/25/42(a)(h)		2,350	2,361,750
Series 2022-DNA2, Class B1, (SOFR (30-day) + 4.75%), 8.39%, 02/25/42(a)(h)		2,500	2,537,500
Series 2022-DNA2, Class M2, (SOFR (30-day) + 3.75%), 7.39%, 02/25/42(a)(h)		2,350	2,380,180
Series 2022-DNA3, Class M2, (SOFR (30-day) + 4.35%), 7.99%, 04/25/42(a)(h)		2,400	2,448,249
Series 2022-DNA4, Class M2, (SOFR (30-day) + 5.25%), 8.89%, 05/25/42(a)(h)		1,500	1,543,534
Series 2022-DNA5, Class M2, (SOFR (30-day) + 6.75%), 10.39%, 06/25/42(a)(h)		2,500	2,610,313
Series 2022-DNA6, Class M2, (SOFR (30-day) + 5.75%), 9.39%, 09/25/42(a)(h)		1,650	1,728,479
Series 2022-HQA1, Class M2, (SOFR (30-day) + 5.25%), 8.89%, 03/25/42(a)(h)		2,725	2,784,251
Series 2022-HQA2, Class M2, (SOFR (30-day) + 6.00%), 9.64%, 07/25/42(a)(h)		2,500	2,603,625
Series 2022-HQA3, Class M1B, (SOFR (30- day) + 3.55%), 7.19%, 08/25/42(a)(h)		2,235	2,290,182
Series 2026-DNA2, Class M2, (SOFR (30-day) + 1.60%), 5.24%, 03/25/46(a)(h)		1,175	1,180,855
			75,785,534
Mortgage-Backed Securities — 10.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 02/01/37 - 04/01/52		1,861	1,430,064
2.00%, 04/01/37 - 12/01/51		21,486	17,333,998
2.50%, 06/01/37 - 12/01/51		6,613	5,460,293
3.00%, 09/01/34 - 06/01/52		2,965	2,601,769
4.00%, 11/01/37 - 08/01/52		917	847,731
4.50%, 09/01/52 - 08/01/53		151	143,328
5.00%, 10/01/52 - 05/01/56		3,627	3,521,478
5.50%, 02/01/53 - 10/01/54		2,708	2,705,590
6.00%, 07/01/53 - 02/01/55		6,726	6,813,532
6.50%, 11/01/53 - 08/01/54		1,176	1,227,554
Freddie Mac Mortgage-Backed Securities
1.50%, 03/01/37		122	108,386
2.00%, 05/01/36 - 04/01/37		677	612,178
2.50%, 05/01/37 - 04/01/52		3,877	3,220,758
3.00%, 07/01/38 - 07/01/50		376	348,160
4.00%, 02/01/38 - 02/01/53		855	793,809
4.50%, 08/01/52 - 01/01/56		2,785	2,637,524
5.00%, 04/01/53 - 04/01/56		4,020	3,895,096
5.50%, 01/01/53 - 10/01/55		5,367	5,351,764
6.00%, 08/01/53 - 08/01/55		3,156	3,225,246
6.50%, 10/01/53 - 04/01/55		1,587	1,643,433
Ginnie Mae Mortgage-Backed Securities
2.00%, 10/20/51 - 09/15/56(i)		6,135	4,924,137
2.50%, 07/20/51 - 09/15/56(i)		11,124	9,313,358
3.00%, 11/20/46 - 09/15/56(i)		9,788	8,542,133
3.50%, 03/20/50 - 10/20/52		4,760	4,238,284
4.00%, 01/20/50 - 09/20/52		4,424	4,060,929
4.50%, 03/20/49 - 06/20/53		3,151	2,977,999
5.00%, 04/20/53 - 09/15/56(i)		7,516	7,287,577
5.50%, 12/20/52 - 09/15/56(i)		6,114	6,075,030
6.00%, 09/20/53 - 09/15/56(i)		3,745	3,800,799
6.50%, 10/20/53 - 09/15/56(i)		1,516	1,562,278
Uniform Mortgage-Backed Securities
1.50%, 09/01/41 - 09/01/56(i)		4,566	3,525,651
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.00%, 09/01/41 - 09/01/56(i)	USD	12,654	$ 10,333,308
2.50%, 09/01/41 - 09/01/56(i)		7,121	5,927,981
3.00%, 09/01/56(i)		3,964	3,377,572
3.50%, 09/01/41 - 09/01/56(i)		8,075	7,162,589
4.00%, 09/01/41 - 09/01/56(i)		5,813	5,379,373
4.50%, 09/01/56(i)		1,125	1,055,631
5.00%, 09/01/56(i)		23,566	22,730,621
5.50%, 09/01/56(i)		3,693	3,655,009
6.00%, 09/01/56(i)		3,597	3,636,091
6.50%, 09/01/56(i)		50	51,520
7.00%, 09/01/56(i)		1,189	1,244,761
			184,784,322
Total U.S. Government Sponsored Agency Securities — 14.4% (Cost: $268,300,618)			260,569,856
U.S. Treasury Obligations
U.S. Treasury Bonds
1.13%, 08/15/40		20	12,175
2.25%, 05/15/41 - 02/15/52		49,995	31,018,510
1.75%, 08/15/41		9,440	6,134,894
2.38%, 02/15/42		16,000	11,300,000
2.88%, 05/15/43		10,000	7,419,531
4.13%, 08/15/44		1,000	872,422
2.50%, 02/15/45		20	13,495
3.00%, 02/15/47 - 08/15/48		16,100	11,402,656
3.38%, 11/15/48		2,600	1,950,000
1.88%, 11/15/51		7,940	4,151,751
4.75%, 08/15/55 - 02/15/56		3,100	2,867,630
5.00%, 05/15/56		1,160	1,117,950
U.S. Treasury Inflation Indexed Notes, 0.13%, 01/15/31		8,449	7,757,357
U.S. Treasury Notes
2.75%, 04/30/27		9,860	9,773,178
3.88%, 11/30/27 - 08/15/34		23,025	21,814,498
4.38%, 08/31/28		21,470	21,482,580
1.88%, 02/28/29 - 02/15/32		17,373	15,178,937
2.38%, 05/15/29		12,000	11,387,813
4.00%, 07/31/29		40	39,553
0.63%, 08/15/30		5,000	4,310,156
3.75%, 12/31/30		21,915	21,284,944
4.25%, 02/28/31 - 05/15/35		1,570	1,539,027
Total U.S. Treasury Obligations — 10.6% (Cost: $221,128,340)			192,829,057
Total Long-Term Investments — 89.4% (Cost: $1,296,280,572)			1,619,246,762

Shares
Short-Term Securities
Money Market Funds — 12.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(f)(j)	220,399,517	220,399,517

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations(k) — 1.8%
U.S. Treasury Bills, 4.03%,08/05/27	USD	35,031	$ 33,726,574
Total Short-Term Securities — 14.0% (Cost: $254,157,172)			254,126,091
Options Purchased — 0.0% (Cost: $9,576)			3,930
Total Investments Before Options Written — 103.4% (Cost: $1,550,447,320)			1,873,376,783
Options Written — (0.0)% (Premiums Received: $(34,735))			(27,065)
Total Investments Net of Options Written — 103.4% (Cost: $1,550,412,585)			1,873,349,718
Liabilities in Excess of Other Assets — (3.4)%			(62,196,620)
Net Assets — 100.0%			$ 1,811,153,098

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Non-income producing security.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Perpetual security with no stated maturity date.
(h)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(i)	Represents or includes a TBA transaction.
(j)	Annualized 7-day yield as of period end.
(k)	Rates are discount rates or a range of discount rates as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 311,710	$ —	$ (311,261)(b)	$ (417)	$ (32)	$ —	—	$ 6,541 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	201,262,753	19,136,764 (b)	—	—	—	220,399,517	220,399,517	1,864,476	—
iShares MSCI India ETF	3,855,130	2,036,216	(1,428,668)	39,283	77,646	4,579,607	92,145	—	—
				$ 38,866	$ 77,614	$ 224,979,124		$ 1,871,017	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Cboe iBoxx $ Emerging Market Bond Index	11	09/01/26	$ 176	$ (715)
TOPIX Index	74	09/10/26	19,298	1,337,229
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index	3	09/15/26	79	(221)
Bloomberg U.S. Corporate High Yield Very Liquid Index	23	09/15/26	2,636	4,082
S&P/Toronto Stock Exchange 60 Index	1	09/17/26	307	10,678
Mini MSCI EAFE Index	69	09/18/26	11,139	209,720
S&P 500 E-Mini Index	34	09/18/26	13,088	109,851
U.S. Treasury Notes (10 Year)	276	12/21/26	29,713	(300,178)
U.S. Ultra Treasury Notes (10 Year)	151	12/21/26	16,523	(157,381)
U.S. Treasury Notes (2 Year)	295	12/31/26	60,544	(171,011)
U.S. Treasury Notes (5 Year)	524	12/31/26	55,388	(239,457)
				802,597
Short Contracts
Euro STOXX 50 Index	97	09/18/26	7,253	(179,373)
Mini MSCI Emerging Markets Index	26	09/18/26	2,224	46,458
NASDAQ 100 E-Mini Index	91	09/18/26	53,714	819,170
U.S. Treasury Bonds (30 Year)	36	12/21/26	3,911	11,128
U.S. Ultra Treasury Bonds	888	12/21/26	97,708	310,391
				1,007,774
				$ 1,810,371
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	73,501,702	USD	52,627,711	HSBC Bank PLC	09/16/26	$31,454
EUR	4,421,620	JPY	818,646,000	Wells Fargo Bank N.A.	09/16/26	8,057
JPY	726,827,000	USD	4,514,482	JPMorgan Chase Bank N.A.	09/16/26	41,090
USD	5,281,128	EUR	4,524,200	JPMorgan Chase Bank N.A.	09/16/26	22,773
USD	609,647	JPY	96,699,400	Goldman Sachs International	09/16/26	3,559
USD	4,642,774	JPY	737,858,000	Societe Generale	09/16/26	18,062
						$124,995
CAD	47,518,230	USD	34,494,100	HSBC Bank PLC	09/16/26	(183,881)
JPY	22,695,215,142	USD	143,183,412	Wells Fargo Bank N.A.	09/16/26	(935,400)
USD	476,001	GBP	353,700	Morgan Stanley & Co. International PLC	09/16/26	(3,271)
USD	5,429,616	JPY	867,881,000	JPMorgan Chase Bank N.A.	09/16/26	(10,048)
						(1,132,600)
						$(1,007,605)

OTC Credit Default Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	108.50%	Quarterly	CDX.NA.HY.46.V3	Quarterly	BNP Paribas SA	10/21/26	108.50	USD	6,625	$3,930

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
OTC Credit Default Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Price	Notional Amount (000)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 06/20/31	107.50%	Quarterly	CDX.NA.HY.46.V3	Quarterly	BNP Paribas SA	10/21/26	107.50	USD	6,625	$(27,065)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.46.V3	5.00%	Quarterly	06/20/31	USD	4,999	$(445,212)	$(392,410)	$(52,802)
CDX.NA.IG.46.V1	1.00	Quarterly	06/20/36	USD	32,659	(290,624)	(232,520)	(58,104)
						$(735,836)	$(624,930)	$(110,906)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.45.V1	1.00%	Quarterly	06/20/31	BB+	USD	13,020	$(182,345)	$(224,744)	$42,399
CDX.NA.IG.46.V1	1.00%	Quarterly	06/20/31	BBB+	USD	57,029	1,332,087	1,201,091	130,996
							$1,149,742	$976,347	$173,395

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
SOFR plus 0.38%, 3.68%	Quarterly	MSCI All Country World Index	Quarterly	Merrill Lynch International	11/12/26	USD	9,436	$ (55,877)	$ —	$ (55,877)
SOFR plus 0.50%, 3.68%	At Termination	MSCI All Country World Index	At Termination	Merrill Lynch International	07/07/27	USD	186,440	3,919,967	—	3,919,967
								$ 3,864,090	$ —	$ 3,864,090
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 4,563,246	$ —	$ 4,563,246
Common Stocks
Aerospace & Defense	9,037,552	9,805,529	—	18,843,081
Air Freight & Logistics	3,468,715	1,716,161	—	5,184,876
Automobile Components	2,556,294	2,146,428	—	4,702,722
Automobiles	8,789,807	919,678	—	9,709,485
Banks	31,351,252	34,792,422	—	66,143,674
Beverages	3,094,840	411,122	—	3,505,962
Biotechnology	12,834,522	2,849,251	—	15,683,773
Broadline Retail	22,186,570	1,908,032	—	24,094,602
Building Products	1,673,672	122,019	—	1,795,691
Capital Markets	23,424,236	7,419,599	—	30,843,835
Chemicals	4,365,850	4,670,666	—	9,036,516
Commercial Services & Supplies	807,467	190,235	—	997,702
Communications Equipment	9,466,373	1,504,303	—	10,970,676
Construction & Engineering	11,953,533	3,424,116	—	15,377,649
Construction Materials	—	1,052,667	—	1,052,667
Consumer Finance	8,553,654	—	—	8,553,654
Consumer Staples Distribution & Retail	11,747,370	1,413,366	—	13,160,736
Containers & Packaging	2,241,067	—	—	2,241,067
Diversified REITs	—	251,924	—	251,924
Diversified Telecommunication Services	15,044,393	4,702,495	—	19,746,888
Electric Utilities	3,636,285	3,405,236	—	7,041,521
Electrical Equipment	6,458,706	15,957,192	—	22,415,898
Electronic Equipment, Instruments & Components	8,199,767	6,913,814	—	15,113,581
Energy Equipment & Services	2,583,554	—	—	2,583,554
Entertainment	4,491,775	53,557	—	4,545,332
Financial Services	6,974,342	111,024	—	7,085,366
Food Products	4,044,588	3,096,438	—	7,141,026
Gas Utilities	220,597	1,432,964	—	1,653,561
Ground Transportation	2,188,318	—	—	2,188,318
Health Care Equipment & Supplies	5,758,465	1,656,610	—	7,415,075
Health Care Providers & Services	14,516,553	—	—	14,516,553
Health Care REITs	403,069	—	—	403,069
Hotels, Restaurants & Leisure	9,329,289	3,374,893	—	12,704,182
Household Durables	2,203,356	8,571,337	—	10,774,693
Household Products	9,987,761	—	—	9,987,761
Independent Power and Renewable Electricity Producers	1,140,954	3,770,812	—	4,911,766
Industrial Conglomerates	4,055,275	10,334,211	—	14,389,486
Industrial REITs	43,935	—	—	43,935
Insurance	6,234,753	23,165,879	—	29,400,632
Interactive Media & Services	42,400,953	8,018,294	—	50,419,247
IT Services	6,033,873	4,963,302	—	10,997,175
Leisure Products	186,318	—	—	186,318
Life Sciences Tools & Services	6,778,224	467,614	—	7,245,838
Machinery	5,659,601	3,340,344	—	8,999,945
Marine Transportation	307,465	175,501	—	482,966
Media	400,222	2,106,658	—	2,506,880
Metals & Mining	11,920,628	3,702,461	—	15,623,089
Multi-Utilities	2,272,904	2,147,508	—	4,420,412
Oil, Gas & Consumable Fuels	21,382,122	16,982,537	—	38,364,659
Passenger Airlines	70,980	—	—	70,980
Pharmaceuticals	21,440,078	9,660,825	—	31,100,903

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Professional Services	$ 4,967,555	$ 4,036,896	$ —	$ 9,004,451
Real Estate Management & Development	159,808	2,309,233	—	2,469,041
Residential REITs	31,731	—	—	31,731
Retail REITs	486,570	80,334	—	566,904
Semiconductors & Semiconductor Equipment	96,339,094	46,643,479	—	142,982,573
Software	55,574,032	256,100	—	55,830,132
Specialized REITs	10,788,499	—	—	10,788,499
Specialty Retail	8,432,563	632,699	—	9,065,262
Technology Hardware, Storage & Peripherals	49,091,209	10,734,134	—	59,825,343
Textiles, Apparel & Luxury Goods	2,142,420	84,153	—	2,226,573
Tobacco	—	1,721,827	—	1,721,827
Trading Companies & Distributors	17,819	387,963	—	405,782
Water Utilities	—	668,611	—	668,611
Wireless Telecommunication Services	—	2,874,927	—	2,874,927
Corporate Bonds	—	240,574,990	—	240,574,990
Foreign Government Obligations	—	6,803,576	—	6,803,576
Investment Companies	4,579,607	—	—	4,579,607
Preferred Securities
Capital Trusts	—	2,874,554	—	2,874,554
Preferred Stocks	1,359,319	—	—	1,359,319
U.S. Government Sponsored Agency Securities	—	260,569,856	—	260,569,856
U.S. Treasury Obligations	—	192,829,057	—	192,829,057
Short-Term Securities
Money Market Funds	220,399,517	—	—	220,399,517
U.S. Treasury Obligations	—	33,726,574	—	33,726,574
Options Purchased
Credit Contracts	—	3,930	—	3,930
	$ 848,291,620	$ 1,025,085,163	$ —	$ 1,873,376,783
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 173,395	$ —	$ 173,395
Equity Contracts	1,195,877	5,257,196	—	6,453,073
Foreign Currency Exchange Contracts	—	116,938	—	116,938
Interest Rate Contracts	325,601	—	—	325,601
Liabilities
Credit Contracts	—	(137,971)	—	(137,971)
Equity Contracts	(180,088)	(55,877)	—	(235,965)
Foreign Currency Exchange Contracts	—	(1,124,543)	—	(1,124,543)
Interest Rate Contracts	(868,248)	—	—	(868,248)
	$ 473,142	$ 4,229,138	$ —	$ 4,702,280

(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Balanced Fund, Inc.

Portfolio Abbreviation
ADR	American Depositary Receipt
DAC	Designated Activity Co.
ETF	Exchange-Traded Fund
LP	Limited Partnership
MTN	Medium-Term Note
NVS	Non-Voting Shares
OTC	Over-the-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced
TOPIX	Tokyo Stock Price Index